TICKER SYMBOL BY CLASS
FUND	A	C	I
Virtus Alternative Income Solution Fund	VAIAX	VAICX	VAIIX
Virtus Alternative Inflation Solution Fund	VSAIX	VSICX	VIASX
Virtus Alternative Total Solution Fund	VATAX	VATCX	VATIX
Virtus Strategic Income Fund	VASBX	VSBCX	VISBX

TRUST NAME
 April 22, 2014
VIRTUS ALTERNATIVE SOLUTIONS TRUST
  as supplemented and revised September 8, 2014

The Securities and Exchange Commission, the Commodity Futures Trading Commission, and the state securities commissions have not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. This prospectus contains important information that you should know before investing in Virtus Mutual Funds. Please read it carefully and retain it for future reference.
Not FDIC Insured No Bank Guarantee May Lose Value

Virtus Alternative Solutions Trust

Note: Throughout this prospectus, Virtus Alternative Income Solution Fund, Virtus Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund are sometimes collectively referred to as the “Virtus Alternative Solutions Funds.”

Virtus Alternative Income Solution Fund
Investment Objective
The fund has an investment objective of maximizing current income while considering capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 54 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 98 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%(a)	1.00%(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.80%	1.80%	1.80%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses
Dividend and Interest Expenses on Short Sales	0.15%	0.15%	0.15%
Remaining Other Expenses	1.30%	1.30%	1.30%
Total Other Expenses(c)	1.45%	1.45%	1.45%
Total Annual Fund Operating Expenses	3.50%	4.25%	3.25%
Less: Expense Reimbursement(d)	(0.90)%	(0.90)%	(0.90)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	2.60%	3.35%	2.35%

(a)
  A contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and (ii) purchases on which a finder’s fee has been paid.
(b)
  The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(c)
  Estimated for current fiscal year, as annualized.
(d)
  The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, leverage expenses, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 2.45% for Class A Shares, 3.20% for Class C Shares and 2.20% for Class I Shares through April 30, 2015. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$823	$1,509
Class C	Sold	$438	$1,208
	Held	$338	$1,208
Class I	Sold or Held	$238	$ 917

Virtus Alternative Income Solution Fund1

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks and Performance
Principal Investment Strategies
The fund combines several strategies designed to capture current yield from a diversified combination of income producing securities while considering capital appreciation. These strategies are implemented by managers selected and monitored by the fund’s adviser, Virtus Alternative Investment Advisers, Inc. (“VAIA”), with the assistance of Cliffwater Investments LLC (“Cliffwater”), a subadviser to the fund. In selecting managers to act as the other subadvisers to the fund, VAIA and Cliffwater seek to combine the talents of specialized managers in order to provide an alternative income solution for fund shareholders, in the sense that the fund seeks to provide income from a variety of investment styles and/or asset classes expected to have a low correlation to traditional asset classes. Each subadviser so selected pursues a separate strategy. VAIA may allocate the fund’s assets to subadvisers employing all or a subset of the strategies described below at a given time, and may change the allocations from time to time in its sole discretion without prior notice to shareholders. The fund’s investment strategies include, without limitation, Long/Short Credit, Master Limited Partnership, Real Estate and Global Income strategies, each as further described below.
Long/Short Credit strategies tactically invest (both long and short) in debt securities of domestic and foreign issuers of all maturities and credit qualities, including high yield (so-called junk bonds), bank loans, distressed debt, corporate bonds, inflation-linked, and emerging market debt securities.
Master Limited Partnership (MLP) strategies seek to deliver both high yield and stable growth by investing in a portfolio of publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.
Real Estate strategies concentrate investments in the real estate industry. The focus of the strategies is equity investments in real estate through Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). REITs and REOCs are both types of publicly traded securities representing pools of money invested in income producing properties, including hospitals, malls, hotels, warehouses, office buildings, and apartments, though their distribution patterns and resulting tax considerations differ.
Global Income strategies invest in income producing alternative asset classes globally, including MLPs, REITs, Infrastructure, and preferred shares.
In addition to the investments listed above, the fund may invest in other instruments deemed by the subadvisers as falling within their respective investment strategies, such as securitized credit instruments, sovereign debt, convertible securities, and mortgage-backed and asset-backed securities. The fund may also invest in derivative instruments, including swaps and forwards, to pursue its investment objective and to mitigate risk. In seeking its investment objective, the fund will use leverage (e.g., through the use of derivatives), and may actively trade securities. The fund may also engage in short sales of any instrument that the fund is permitted to purchase for investment, with respect to up to 100% of the fund’s net assets. The fund’s use of short sales and investments in derivative instruments will require that the fund set aside liquid assets as necessary to ensure that the fund is able to meet its obligations; as a result, the fund may hold significant amounts of cash, cash equivalents and/or other short-term investments.
In pursuing its investment strategies, the fund may invest without restriction as to issuer capitalization, country, currency, maturity, credit rating or duration. However, from time to time, VAIA may direct one or more subadvisers to limit the fund’s exposure to certain assets or asset classes in an effort to achieve the desired overall exposures for the fund.
The fund is considered non-diversified under federal securities laws, which means that it may concentrate its investments in fewer issuers than permitted for diversified mutual funds.
2Virtus Alternative Income Solution Fund

Principal Risks
The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund’s transaction costs. In addition, you will also be subject to the risks associated with the principal investment strategies of any other funds or collective investment vehicles in which the fund invests. The principal risks of investing in the fund are:
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  Allocation Risk. The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.
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  Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.
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  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
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  Convertible Securities Risk. The risk that a convertible security held by the fund will be called for redemption at a time and/or price unfavorable to the fund.
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  Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.
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  Currency Rate Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
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  Derivatives Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.
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  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
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  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Foreign Investing Risks. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.
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  High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
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  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
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  Inflation-Linked Securities Interest Rate Risk. The risk that inflation-linked securities will react differently from other fixed income securities to changes in interest rates. The values of inflation-linked securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-linked security will fall when real interest rates rise and will rise when real interest rates fall.
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  Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.
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  Leverage Risk. The risk that the value of the fund’s shares will be more volatile or that the fund will incur a loss greater than the fund’s investment in a given security when leverage is used.
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  Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.
Virtus Alternative Income Solution Fund3

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  Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.
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  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
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  Master Limited Partnership Risk. The risk that the fund’s investments in MLP units will be negatively impacted by tax law changes, changes in interest rates, regulatory developments or other factors affecting the MLP’s underlying assets, which are typically in the natural resources and energy sectors.
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  Mortgage-Backed and Asset-Backed Securities Risk. The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities, will cause the value of the securities to decrease.
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  Multi-Manager Approach Risk. The risk that, although the investment strategies employed by the subadvisers are intended to be complementary, they may not in fact be complementary and could result in more conflicting transactions, exposure to certain types of securities and/or higher portfolio turnover.
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  New Fund Risk. The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.
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  Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.
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  Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.
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  Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers. Investing in real estate through REITs and REOCs also introduces the risk that the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REOC, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.
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  Short Sales Risk. The risk that the fund will experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund acquires the security.
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  Short-Term Investments Risk. The risk that the fund’s short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund’s principal investment strategies.
Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Management
The fund’s investment adviser is Virtus Alternative Investment Advisers, Inc. (“VAIA”).
The fund’s subadvisers are Cliffwater, Brigade Capital Management, LLC (“Brigade”), ICE Canyon LLC (“ICE Canyon”), Harvest Fund Advisors LLC (“Harvest”), LaSalle Investment Management Securities, LLC (“LaSalle”), Lazard Asset Management LLC (“Lazard”), and MAST Capital Management, LLC (“MAST”).
Portfolio Management
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  Kathleen Barchick, Portfolio Manager at Cliffwater, is a manager of the fund. Ms. Barchick has served as a Portfolio Manager of the fund since inception in April 2014.
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  Eric Conklin, Portfolio Manager at Harvest, is a manager of the fund. Mr. Conklin has served as a Portfolio Manager of the fund since inception in April 2014.
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  Stanley J. Kraska, Jr., Managing Director at LaSalle, is a manager of the fund. Mr. Kraska has served as a Portfolio Manager of the fund since inception in April 2014.
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  Warun Kumar, Senior Managing Director and Portfolio Manager at Cliffwater, is a manager of the fund. Mr. Kumar has served as Portfolio Manager of the fund since May 2014.
4Virtus Alternative Income Solution Fund

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  Andrew Lacey, Deputy Chairman at Lazard, is a manager of the fund. Mr. Lacey has served as a Portfolio Manager of the fund since inception in April 2014.
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  Joe Lu, Partner and Portfolio Manager at MAST, is a manager of the fund. Mr. Lu has served as a Portfolio Manager of the fund since inception in April 2014.
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  Donald E. Morgan III, Managing Partner and Portfolio Manager at Brigade, is a manager of the fund. Mr. Morgan has served as a Portfolio Manager of the fund since inception in April 2014.
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  Stephen Nesbitt, Portfolio Manager at Cliffwater, is a manager of the fund. Mr. Nesbitt has served as a Portfolio Manager of the fund since inception in April 2014.
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  Keith R. Pauley, Managing Director at LaSalle, is a manager of the fund. Mr. Pauley has served as a Portfolio Manager of the fund since inception in April 2014.
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  Peter Reed, Partner and Portfolio Manager at MAST, is a manager of the fund. Mr. Reed has served as a Portfolio Manager of the fund since inception in April 2014.
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  Amy Robinson, Portfolio Manager at Cliffwater, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in April 2014.
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  Patrick Ryan, Managing Director at Lazard, is a manager of the fund. Mr. Ryan has served as a Portfolio Manager of the fund since inception in April 2014.
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  Nathan Sandler, Co-Founder and Managing Partner at ICE Canyon, is a manager of the fund. Mr. Sandler has served as a Portfolio Manager of the fund since inception in April 2014.
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  David Steinberg, Chief Investment Officer and Founding Partner at MAST, is a manager of the fund. Mr. Steinberg has served as a Portfolio Manager of the fund since inception in April 2014.
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  Daniel Stern, Portfolio Manager at Cliffwater, is a manager of the fund. Mr. Stern has served as a Portfolio Manager of the fund since inception in April 2014.
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  Kyle Waldhauer, Senior Vice President at Lazard, is a manager of the fund. Mr. Waldhauer has served as a Portfolio Manager of the fund since inception in April 2014.
Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
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  $2,500, generally
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  $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts
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  No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans
Minimum additional investments applicable to Class A and Class C Shares:
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  $100, generally
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  No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.
For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Alternative Income Solution Fund5

Virtus Alternative Inflation Solution Fund
Investment Objective
The fund has an investment objective of total return that exceeds the rate of inflation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 54 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 98 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%(a)	1.00%(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	1.75%	1.75%	1.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses
Dividend and Interest Expenses on Short Sales	0.24%	0.24%	0.24%
Remaining Other Expenses	1.52%	1.52%	1.52%
Total Other Expenses(c)	1.76%	1.76%	1.76%
Total Annual Fund Operating Expenses	3.76%	4.51%	3.51%
Less: Fee Waiver and/or Expense Reimbursement(d)	(1.12)%	(1.12)%	(1.12)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	2.64%	3.39%	2.39%

(a)
  A contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and (ii) purchases on which a finder’s fee has been paid.
(b)
  The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(c)
  Estimated for current fiscal year, as annualized.
(d)
  The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, leverage expenses, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 2.40% for Class A Shares, 3.15% for Class C Shares and 2.15% for Class I Shares through April 30, 2015. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$827	$1,561
Class C	Sold	$442	$1,263
	Held	$342	$1,263
Class I	Sold or Held	$242	$ 973

6Virtus Alternative Inflation Solution Fund

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks and Performance
Principal Investment Strategies
The fund combines several strategies in an effort to mitigate the negative effects of inflation and produce a total return that exceeds, over the course of a full market cycle, the rate of inflation. These strategies are implemented by managers selected and monitored by the fund’s adviser, Virtus Alternative Investment Advisers, Inc. (“VAIA”), with the assistance of Cliffwater Investments LLC (“Cliffwater”), a subadviser to the fund. In selecting managers to act as the other subadvisers to the fund, VAIA and Cliffwater seek to combine the talents of specialized managers in order to provide an alternative solution that seeks to hedge inflation for fund shareholders, in the sense that the fund provides access to a variety of investment styles and/or asset classes expected to have a high correlation to inflation and a low correlation to traditional asset classes. Each subadviser so selected pursues a separate strategy. VAIA may allocate the fund’s assets to subadvisers employing all or a subset of the strategies described below at a given time, and may change the allocations from time to time in its sole discretion without prior notice to shareholders. The fund’s investment strategies include, without limitation, Commodity, Infrastructure, Master Limited Partnership, Real Estate and Long/Short Credit strategies, each as further described below.
Commodity strategies seek to provide exposure to the investment returns of a diversified basket of commodities including, but not limited to oil, corn, cotton, gold, sugar, natural gas, copper, and coffee.
Infrastructure strategies seek to invest in companies designed to help society grow and develop and can include toll roads, airports, pipelines, and electricity plants. Typically these companies benefit from protected revenue streams, and long dated contracts that may include pricing power tied to general levels of inflation. As a result, these companies tend to be less volatile than equities over the long term and generally provide more stable and higher yields.
Master Limited Partnership (MLP) strategies seek to deliver both high yield and stable growth by investing in a portfolio of publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.
Real Estate strategies concentrate investments in the real estate industry. The focus of the strategies is equity investments in real estate through Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). REITs and REOCs are both types of publicly traded securities representing pools of money invested in income producing properties, including hospitals, malls, hotels, warehouses, office buildings, and apartments, though their distribution patterns and resulting tax considerations differ.
Long/Short Credit strategies tactically invest (both long and short) in debt securities of domestic and foreign issuers of all maturities and credit qualities, including high yield (so-called junk bonds), bank loans, distressed debt, corporate bonds, inflation-linked, and emerging market debt securities.
In addition to the investments listed above, the fund may invest in other instruments deemed by the subadvisers as falling within their respective investment strategies, such as commodity interests, commodity-linked notes, convertible securities, equity securities, and securitized credit instruments. The fund may also invest in derivative instruments, including swaps and forwards, to pursue its investment objective and to mitigate risk. In seeking its investment objective, the fund will use leverage (e.g., through the use of derivatives), and may actively trade securities. The fund may also engage in short sales of any instrument that the fund is permitted to purchase for investment, with respect to up to 100% of the fund’s net assets. The fund’s use of short sales and investments in derivative instruments will require that the fund set aside liquid assets as necessary to ensure that the fund is able to meet its obligations; as a result, the fund may hold significant amounts of cash, cash equivalents and/or other short-term investments.
Virtus Alternative Inflation Solution Fund7

In pursuing its investment strategies, the fund may invest without restriction as to issuer capitalization, country, currency, maturity, credit rating or duration. However, from time to time, VAIA may direct one or more subadvisers to limit the fund’s exposure to certain assets or asset classes in an effort to achieve the desired overall exposures for the fund.
The fund is considered non-diversified under federal securities laws, which means that it may concentrate its investments in fewer issuers than permitted for diversified mutual funds.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any other funds or collective investment vehicles in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund’s transaction costs. The principal risks of investing in the fund are:
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  Allocation Risk. The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.
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  Commodity and Commodity-Linked Instruments Risks. The risks that investments in commodities or commodity-linked notes will subject the fund’s portfolio to greater volatility than investments in traditional securities, or that commodity-linked instruments will experience returns different from the commodities they attempt to track.
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  Commodity Pool Risk. The risk that the fund’s investments in certain instruments deemed to be “commodity interests” under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) will cause the fund to be deemed a commodity pool, thereby subjecting the fund to regulation under the CEA and CFTC rules.
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  Convertible Securities Risk. The risk that a convertible security held by the fund will be called for redemption at a time and/or price unfavorable to the fund.
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  Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.
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  Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.
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  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
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  Derivatives Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.
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  Emerging Markets Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
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  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.
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  High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
8Virtus Alternative Inflation Solution Fund

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  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
>
  Inflation-Linked Securities Interest Rate Risk. The risk that inflation-linked securities will react differently from other fixed income securities to changes in interest rates. The values of inflation-linked securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-linked security will fall when real interest rates rise and will rise when real interest rates fall.
>
  Infrastructure-Related Investment Risk. The risk that the value of the fund’s shares will decrease as a result of conditions, such as general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates, negatively affecting the infrastructure companies in which the fund invests.
>
  Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.
>
  Leverage Risk. The risk that the value of the fund’s shares will be more volatile or that the fund will incur a loss greater than the fund’s investment in a given security when leverage is used.
>
  Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.
>
  Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.
>
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
>
  Master Limited Partnership Risk. The risk that the fund’s investments in MLP units will be negatively impacted by tax law changes, changes in interest rates, regulatory developments or other factors affecting the MLP’s underlying assets, which are typically in the natural resources and energy sectors.
>
  Multi-Manager Approach Risk. The risk that, although the investment strategies employed by the subadvisers are intended to be complementary, they may not in fact be complementary and could result in more conflicting transactions, exposure to certain types of securities and/or higher portfolio turnover.
>
  Natural Resources Risk. The risk that the fund’s investments in the natural resources industry will be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, taxes and other governmental regulations.
>
  New Fund Risk. The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.
>
  Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.
>
  Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.
>
  Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers. Investing in real estate through REITs and REOCs also introduces the risk that the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REOC, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.
>
  Short Sales Risk. The risk that the fund will experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund acquires the security.
>
  Short-Term Investments Risk. The risk that the fund’s short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund’s principal investment strategies.
Virtus Alternative Inflation Solution Fund9

>
  Tax Risk. The risk that the tax treatment of the fund’s investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service that could affect whether income derived from such investments is “qualified income” under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the fund’s taxable income or any gains and distributions made by the fund.
Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Management
The fund’s investment adviser is Virtus Alternative Investment Advisers, Inc. (“VAIA”).
The fund’s subadvisers are Cliffwater, Armored Wolf, LLC (“Armored Wolf”), Brigade Capital Management, LLC (“Brigade”), Credit Suisse Asset Management, LLC (“Credit Suisse”), Harvest Fund Advisors LLC (“Harvest”), LaSalle Investment Management Securities, LLC (“LaSalle”) and Lazard Asset Management LLC (“Lazard”).
Portfolio Management
>
  Kathleen Barchick, Portfolio Manager at Cliffwater, is a manager of the fund. Ms. Barchick has served as a Portfolio Manager of the fund since inception in April 2014.
>
  John Brynjolfsson, Chief Investment Officer and Managing Director at Armored Wolf, is a manager of the fund. Mr. Brynjolfsson has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Christopher Burton, Managing Director at Credit Suisse, is a manager of the fund. Mr. Burton has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Eric Conklin, Portfolio Manager at Harvest, is a manager of the fund. Mr. Conklin has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Stanley J. Kraska, Jr., Managing Director at LaSalle, is a manager of the fund. Mr. Kraska has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Warun Kumar, Senior Managing Director and Portfolio Manager at Cliffwater, is a manager of the fund. Mr. Kumar has served as Portfolio Manager of the fund since May 2014.
>
  Nelson Louie, Managing Director and Global Head of the Commodities Team at Credit Suisse, is a manager of the fund. Mr. Louie has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Donald E. Morgan III, Managing Partner and Portfolio Manager at Brigade, is a manager of the fund. Mr. Morgan has served as a Portfolio Manager of the fund since inception in April 2014.
>
  John Mulquiney, Portfolio Manager/Analyst at Lazard, is a manager of the fund. Mr. Mulquiney has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Stephen Nesbitt, Portfolio Manager at Cliffwater, is a manager of the fund. Mr. Nesbitt has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Keith R. Pauley, Managing Director at LaSalle, is a manager of the fund. Mr. Pauley has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Warryn Robertson, Portfolio Manager/Analyst at Lazard, is a manager of the fund. Mr. Robertson has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Amy Robinson, Portfolio Manager at Cliffwater, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Daniel Stern, Portfolio Manager at Cliffwater, is a manager of the fund. Mr. Stern has served as a Portfolio Manager of the fund since inception in April 2014.
Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
•
  $2,500, generally
•
  $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts
•
  No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans
10 Virtus Alternative Inflation Solution Fund

Minimum additional investments applicable to Class A and Class C Shares:
•
  $100, generally
•
  No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.
For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
Virtus Alternative Inflation Solution Fund11

Virtus Alternative Total Solution Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation through investments that have a low correlation to traditional asset classes.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 54 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 98 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%(a)	1.00%(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees(c)	1.95%	1.95%	1.95%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses
Dividend and Interest Expenses on Short Sales	0.58%	0.58%	0.58%
Remaining Other Expenses	1.20%	1.20%	1.20%
Total Other Expenses(d)	1.78%	1.78%	1.78%
Total Annual Fund Operating Expenses	3.98%	4.73%	3.73%
Less: Fee Waiver and/or Expense Reimbursement(e)	(0.80)%	(0.80)%	(0.80)%
Total Annual Fund Operating Expenses After Expense Reimbursement(d)(e)	3.18%	3.93%	2.93%

(a)
  A contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and (ii) purchases on which a finder’s fee has been paid.
(b)
  The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(c)
  Includes management fees paid by the Subsidiary.
(d)
  Estimated for current fiscal year, as annualized.
(e)
  The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, leverage expenses, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 2.60% for Class A Shares, 3.35% for Class C Shares and 2.35% for Class I Shares through April 30, 2015. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
12Virtus Alternative Total Solution Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$877	$1,649
Class C	Sold	$495	$1,354
	Held	$395	$1,354
Class I	Sold or Held	$296	$1,067

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks and Performance
Principal Investment Strategies
In pursuing its objective, the fund combines several strategies implemented by managers selected and monitored by the fund’s adviser, Virtus Alternative Investment Advisers, Inc. (“VAIA”), with the assistance of Cliffwater Investments LLC (“Cliffwater”), a subadviser to the fund. In selecting managers to act as the other subadvisers to the fund, VAIA and Cliffwater seek to combine the talents of specialized managers in order to provide an alternative solution for fund shareholders, in the sense that the fund provides access to a variety of investment styles and/or asset classes expected to have a low correlation to traditional asset classes. Each subadviser so selected pursues a separate strategy. VAIA may allocate the fund’s assets to subadvisers employing all or a subset of the strategies described below at a given time, and may change the allocations from time to time in its sole discretion without prior notice to shareholders. The fund’s investment strategies include, without limitation, Convertible Arbitrage, Global Macro, Long/Short Equity, Long/Short Credit, Master Limited Partnership, Infrastructure and Real Estate strategies, each as further described below.
Convertible Arbitrage seeks to capitalize on the complexities of the pricing of convertible bonds, which contain both fixed income and equity characteristics. These strategies typically buy a convertible bond while simultaneously shorting the common stock of the same issuer to take advantage of the mispricing of either security.
Global Macro seeks to profit from the movement of the prices of securities across asset classes. Strategies may utilize tactical trend-based models to allocate assets on both the long and short sides to a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities, often through the use of derivatives.
Long/Short Equity strategies involve long and short global investing. The subadvisers will purchase for the fund securities that they expect to increase in value and sell short securities that they expect to decrease in value. These strategies may make investments across many different industries by gaining both long and short exposure through investments in equities, options, currency forwards, futures, and equity swaps, and/or investments tied to indexes.
Long/Short Credit strategies tactically invest (both long and short) in debt securities of domestic and foreign issuers of all maturities and credit qualities, including high yield (so-called junk bonds), bank loans, distressed debt, corporate bonds, inflation-linked, and emerging market debt securities.
Virtus Alternative Total Solution Fund13

Master Limited Partnership (MLP) strategies seek to deliver both high yield and stable growth by investing in a portfolio of publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.
Infrastructure strategies seek to invest in companies designed to help society grow and develop and can include toll roads, airports, pipelines, and electricity plants. Typically these companies benefit from protected revenue streams, and long dated contracts that may include pricing power tied to general levels of inflation. As a result, these companies tend to be less volatile than equities over the long term and generally provide more stable and higher yields.
Real Estate strategies concentrate investments in the real estate industry. The focus of the strategies is equity investments in real estate through Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). REITs and REOCs are both types of publicly traded securities representing pools of money invested in income producing properties, including hospitals, malls, hotels, warehouses, office buildings, and apartments, though their distribution patterns and resulting tax considerations differ.
In addition to the investments listed above, the fund may invest in other instruments deemed by the subadvisers as falling within their respective investment strategies, such as sovereign debt, securitized credit instruments, commodity interests, and commodity-linked notes. The fund expects to seek to gain exposure to the commodity markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the fund (the “Subsidiary”) organized as a company under the laws of the Cayman Islands. The fund may invest in derivative instruments, including those referenced above, to pursue its investment objective and to mitigate risk. In seeking its investment objective, the fund will use leverage (e.g., through the use of derivatives), and may actively trade securities. The fund may also engage in short sales of any instrument that the fund is permitted to purchase for investment, with respect to up to 100% of the fund’s net assets. The fund’s use of short sales and investments in derivative instruments will require that the fund set aside liquid assets as necessary to ensure that the fund is able to meet its obligations; as a result, the fund may hold significant amounts of cash, cash equivalents and/or other short-term investments.
In pursuing its investment strategies, the fund may invest without restriction as to issuer capitalization, country, currency, maturity, credit rating or duration. However, from time to time, VAIA may direct one or more subadvisers to limit the fund’s exposure to certain assets or asset classes in an effort to achieve the desired overall exposures for the fund.
The fund is considered non-diversified under federal securities laws, which means that it may concentrate its investments in fewer issuers than permitted for diversified mutual funds.
Principal Risks
The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any other funds or collective investment vehicles in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund’s transaction costs. The principal risks of investing in the fund are:
>
  Allocation Risk. The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.
>
  Call Risk. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations.
>
  Commodity and Commodity-Linked Instruments Risks. The risks that investments in commodities or commodity-linked notes will subject the fund’s portfolio to greater volatility than investments in traditional securities, or that commodity-linked instruments will experience returns different from the commodities they attempt to track.
14Virtus Alternative Total Solution Fund

>
  Commodity Pool Risk. The risk that the fund’s regulation as a commodity pool under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) will subject the fund to additional costs and/or affect the operations of the fund.
>
  Convertible Securities Risk. The risk that a convertible security held by the fund will be called for redemption at a time and/or price unfavorable to the fund.
>
  Counterparty Risk. The risk that a party upon whom the fund relies to consummate a transaction will default.
>
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
>
  Currency Rate Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
>
  Derivatives Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract.
>
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
>
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
>
  Foreign Currency Transactions Risk. The risk that the fund’s transactions designed to hedge the fund’s exposure to foreign currency risks are not successful or have the effect of limiting gains from favorable market movements.
>
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.
>
  High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
>
  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
>
  Inflation-Linked Securities Interest Rate Risk. The risk that inflation-linked securities will react differently from other fixed income securities to changes in interest rates. The values of inflation-linked securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-linked security will fall when real interest rates rise and will rise when real interest rates fall.
>
  Infrastructure-Related Investment Risk. The risk that the value of the fund’s shares will decrease as a result of conditions, such as general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates, negatively affecting the infrastructure companies in which the fund invests.
>
  Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.
>
  Leverage Risk. The risk that the value of the fund’s shares will be more volatile or that the fund will incur a loss greater than the fund’s investment in a given security when leverage is used.
>
  Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and price beneficial to the fund.
>
  Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.
>
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Virtus Alternative Total Solution Fund15

>
  Master Limited Partnership Risk. The risk that the fund’s investments in MLP units will be negatively impacted by tax law changes, changes in interest rates, regulatory developments or other factors affecting the MLP’s underlying assets, which are typically in the natural resources and energy sectors.
>
  Multi-Manager Approach Risk. The risk that, although the investment strategies employed by the subadvisers are intended to be complementary, they may not in fact be complementary and could result in more conflicting transactions, exposure to certain types of securities and/or higher portfolio turnover.
>
  New Fund Risk. The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.
>
  Non-Diversification Risk. The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the fund’s assets.
>
  Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.
>
  Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers. Investing in real estate through REITs and REOCs also introduces the risk that the fund’s shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REOC, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.
>
  Short Sales Risk. The risk that the fund will experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund acquires the security.
>
  Short-Term Investments Risk. The risk that the fund’s short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund’s principal investment strategies.
>
  Subsidiary Risk. By investing in the Subsidiary, the fund is indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus and the fund’s Statement of Additional Information, and could adversely affect the fund.
>
  Tax Risk. The risk that the tax treatment of the fund’s investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service that could affect whether income derived from such investments is “qualified income” under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the fund’s taxable income or any gains and distributions made by the fund.
Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Management
The fund’s investment adviser is Virtus Alternative Investment Advisers, Inc. (“VAIA”).
The fund’s subadvisers are Cliffwater, Armored Wolf, LLC (“Armored Wolf”), Ascend Capital, LLC (“Ascend”), Brigade Capital Management, LLC (“Brigade”), Graham Capital Management, L.P. (“Graham”), Harvest Fund Advisors LLC (“Harvest”), ICE Canyon LLC (“ICE Canyon”), LaSalle Investment Management Securities, LLC (“LaSalle”), Lazard Asset Management LLC (“Lazard”), MAST Capital Management, LLC (“MAST”) and Owl Creek Asset Management, L.P. (“Owl Creek”).
Portfolio Management
>
  Jeffrey Altman, Chief Portfolio Manager at Owl Creek, is a manager of the fund. Mr. Altman has served as a Portfolio Manager of the fund since inception in April 2014.
16Virtus Alternative Total Solution Fund

>
  Kathleen Barchick, Portfolio Manager at Cliffwater, is a manager of the fund. Ms. Barchick has served as a Portfolio Manager of the fund since inception in April 2014.
>
  John Brynjolfsson, Chief Investment Officer and Managing Director at Armored Wolf, is a manager of the fund. Mr. Brynjolfsson has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Pablo Calderini, President and Chief Investment Officer at Graham, is a manager of the fund. Mr. Calderini has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Eric Conklin, Portfolio Manager at Harvest, is a manager of the fund. Mr. Conklin has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Malcolm Fairbairn, Chief Investment Officer at Ascend, is a manager of the fund. Mr. Fairbairn has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Stanley J. Kraska, Jr., Managing Director at LaSalle, is a manager of the fund. Mr. Kraska has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Daniel Krueger, Co-Portfolio Manager at Owl Creek, is a manager of the fund. Mr. Krueger has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Warun Kumar, Senior Managing Director and Portfolio Manager at Cliffwater, is a manager of the fund. Mr. Kumar has served as Portfolio Manager of the fund since May 2014.
>
  Jeffrey Lee, Co-Portfolio Manager at Owl Creek, is a manager of the fund. Mr. Lee has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Joe Lu, Partner and Portfolio Manager at MAST, is a manager of the fund. Mr. Lu has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Donald E. Morgan III, Managing Partner and Portfolio Manager at Brigade, is a manager of the fund. Mr. Morgan has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Stephen Nesbitt, Portfolio Manager at Cliffwater, is a manager of the fund. Mr. Nesbitt has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Keith R. Pauley, Managing Director at LaSalle, is a manager of the fund. Mr. Pauley has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Peter Reed, Partner and Portfolio Manager at MAST, is a manager of the fund. Mr. Reed has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Sean Reynolds, Managing Director at Lazard, is a manager of the fund. Mr. Reynolds has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Amy Robinson, Portfolio Manager at Cliffwater, is a manager of the fund. Ms. Robinson has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Nathan Sandler, Co-Founder and Managing Partner at ICE Canyon, is a manager of the fund. Mr. Sandler has served as a Portfolio Manager of the fund since inception in April 2014.
>
  David Steinberg, Chief Investment Officer and Founding Partner at MAST, is a manager of the fund. Mr. Steinberg has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Daniel Stern, Portfolio Manager at Cliffwater, is a manager of the fund. Mr. Stern has served as a Portfolio Manager of the fund since inception in April 2014.
>
  Kenneth G. Tropin, Founder and Chairman at Graham, is a manager of the fund. Mr. Tropin has served as a Portfolio Manager of the fund since inception in April 2014.
Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
•
  $2,500, generally
•
  $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts
•
  No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans
Virtus Alternative Total Solution Fund 17

Minimum additional investments applicable to Class A and Class C Shares:
•
  $100, generally
•
  No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.
For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
18Virtus Alternative Total Solution Fund

Virtus Strategic Income Fund
Investment Objective
The fund has an investment objective of seeking total return comprised of income and capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 54 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 98 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	0.50%(a)	1.00%(b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.80%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None
Other Expenses(c)	1.06%	1.06%	1.06%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.12%	2.87%	1.87%
Less: Expense Reimbursement(d)	(0.71)%	(0.71)%	(0.71)%
Total Annual Fund Operating Expenses	1.41%	2.16%	1.16%

(a)
  A contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and (ii) purchases on which a finder’s fee has been paid.
(b)
  The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(c)
  Estimated for current fiscal year, as annualized.
(d)
  The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares and 1.15% for Class I Shares through February 29, 2016. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years
Class A	Sold or Held	$513	$948
Class C	Sold	$319	$822
	Held	$219	$822
Class I	Sold or Held	$118	$519

Virtus Strategic Income Fund19

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks and Performance
Principal Investment Strategies
The fund seeks to generate total return comprised of income and capital appreciation by applying extensive credit research and a time-tested approach designed to capitalize on opportunities across undervalued sectors of the bond market. The fund seeks diversification among 14 sectors in an effort to increase return potential and reduce risk.
The fund invests in a broadly diversified portfolio of principally debt securities of various types of issuers. The fund seeks to achieve its objective by identifying undervalued opportunities throughout the investment universe in any interest rate or market environment. The fund is designed to adapt to diverse interest rate and credit conditions by investing across the entire bond market, without duration, sector, quality or geographic limitations, including:
•
  Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), and other pass-through securities;
•
  Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets countries;
•
  Investment grade securities of U.S and non-U.S. issuers;
•
  High-yield/high-risk debt instruments (so-called junk bonds), including bank loans (which are generally floating rate), of U.S. and non-U.S. issuers;
•
  Convertible securities, preferred and hybrid securities;
•
  Cash and short-term investments.
The fund may invest in all or some of these sectors and may invest in securities of any maturity.
The fund also intends to purchase and/or sell derivative instruments, such as currency forwards, futures, options and credit default swaps, which may be used to gain exposure to sectors and issuers, and manage portfolio duration and risk. The portfolio managers have full duration flexibility with the ability to shift duration shorter or longer depending on their view of the market.
The fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular markets or asset classes. The fund may implement short positions and may do so using swaps or futures, or through short sales of any investment that the fund may purchase for investment. Generally, the fund will engage in short sales with respect to not greater than 30% of its assets.
Principal Risks
The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund’s transaction costs. The principal risks of investing in the fund are:
>
  Convertible Securities Risk. The risk that a convertible security held by the fund will be called for redemption at a time and/or price unfavorable to the fund.
20Virtus Strategic Income Fund

>
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
>
  Derivatives Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase yield.
>
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
>
  Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.
>
  Foreign Currency Transactions Risk. The risk that the fund’s transactions designed to hedge the fund’s exposure to foreign currency risks are not successful or have the effect of limiting gains from favorable market movements.
>
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations or economic, political or other developments.
>
  High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
>
  Income Risk. The risk that income received from the fund will vary widely over the short- and long-term.
>
  Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.
>
  Leverage Risk. The risk that the value of the fund’s shares will be more volatile or that the fund will incur a loss greater than the fund’s investment in a given security when leverage is used.
>
  Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.
>
  Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.
>
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
>
  Mortgage-Backed and Asset-Backed Securities Risk. The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities, will cause the value of the securities to decrease.
>
  New Fund Risk. The risk that the fund may not grow to an economically viable size, in which case the fund may cease operations and investors may be required to liquidate or transfer their investments at an inopportune time.
>
  Preferred Stocks Risk. The risk that a preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.
>
  Short Sales Risk. The risk that the fund will experience a loss if the price of a borrowed security increases between the date of the short sale and the date on which the fund replaces the security.
>
  Short-Term Investments Risk. The risk that the fund’s short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund’s principal investment strategies.
Virtus Strategic Income Fund21

>
  U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.
Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown here.
Management
The fund’s investment adviser is Virtus Alternative Investment Advisers, Inc. (“VAIA”).
The fund’s subadviser is Newfleet Asset Management, LLC (“Newfleet”), an affiliate of VAIA.
Portfolio Management
>
  David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet, is a manager of the fund. Mr. Albrycht has served as a Portfolio Manager of the fund since inception in September 2014.
>
  Francesco Ossino, Senior Managing Director at Newfleet, is a manager of the fund. Mr. Ossino has served as a Portfolio Manager of the fund since inception in September 2014.
>
  Jonathan R. Stanley, CFA, Director of Fixed Income Research at Newfleet, is a manager of the fund. Mr. Stanley has served as a Portfolio Manager of the fund since inception in September 2014.
Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
•
  $2,500, generally
•
  $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts
•
  No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans
Minimum additional investments applicable to Class A and Class C Shares:
•
  $100, generally
•
  No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.
For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.
22Virtus Strategic Income Fund

More Information About Fund Expenses
VAIA has contractually agreed to limit the total operating expenses (excluding dividend and interest expenses, taxes, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of the funds so that such expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class C Shares	Class I Shares	Through Date
Virtus Alternative Income Solution Fund	2.45%	3.20%	2.20%	April 30, 2015
Virtus Alternative Inflation Solution Fund	2.40%	3.15%	2.15%	April 30, 2015
Virtus Alternative Total Solution Fund	2.60%	3.35%	2.35%	April 30, 2015
Virtus Strategic Income Fund	1.40%	2.15%	1.15%	February 29, 2016

Following the contractual period, VAIA may discontinue these arrangements at any time. Under certain conditions, VAIA may recapture operating expenses waived or reimbursed under these expense limitation arrangements for a period of three years following the end of the fiscal period in which such waiver or reimbursement occurred, provided that the recapture does not cause the applicable fund(s) to exceed its expense limit in effect at the time of the waiver or reimbursement.
Virtus Mutual Funds23

More Information About Investment Objectives and Principal Investment Strategies
The investment objectives and principal strategies of each fund are described in this section. Each of the funds has a non-fundamental investment objective. A non-fundamental investment objective may be changed by the Board of Trustees without shareholder approval. If a fund’s investment objective is changed, the prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a fund’s investment objective, shareholders will be provided with reasonable notice. There is no guarantee that a fund will achieve its objective.
Please see the statement of additional information (“SAI”) for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the funds.
24Virtus Mutual Funds

Virtus Alternative Income Solution Fund
Non-Fundamental Investment Objectives:
The fund has an investment objective of maximizing current income while considering capital appreciation.
Principal Investment Strategies:
The fund combines several strategies designed to capture current yield from a diversified combination of income producing securities while also considering capital appreciation. These strategies are implemented by managers selected and monitored by the fund’s adviser, Virtus Alternative Investment Advisers, Inc. (“VAIA”), with the assistance of Cliffwater Investments LLC (“Cliffwater”), a subadviser to the fund. In selecting managers to act as the other subadvisers to the fund, VAIA and Cliffwater seek to combine the talents of specialized managers in order to provide an alternative income solution for fund shareholders, in the sense that the fund seeks to provide income from a variety of investment styles and/or asset classes expected to have a low correlation to traditional asset classes. Each subadviser so selected pursues a separate strategy and has discretion to invest its portion of the fund’s assets as it deems appropriate based on its particular philosophy, style, strategies and views, subject to any investment limitations listed in the fund’s prospectus and/or statement of additional information as well as investment guidelines provided to the subadviser by VAIA. While VAIA and Cliffwater do not evaluate the merits of a subadviser’s individual investment decisions, they do monitor investment performance and style consistency. VAIA may allocate the fund’s assets to subadvisers employing all or a subset of the strategies described below at a given time, and may change the allocations from time to time in its sole discretion without prior notice to shareholders. In connection with the day-to-day management of cash flows for the fund, Cliffwater may allocate the fund’s assets among the investment strategies selected by VAIA in a manner that results in a deviation from the target allocations identified by VAIA.
The descriptions of the investment strategies below are subjective, are not complete descriptions of any strategy and may differ from classifications made by other investment advisers and/or funds that implement similar investment strategies. With respect to the fund, the determination of a given investment strategy by VAIA will govern. In the future, VAIA may allocate the fund’s assets to subadvisers employing strategies different from those described herein. As of the date of this prospectus, the fund’s investment strategies include, without limitation, Long/Short Credit, Master Limited Partnership, Real Estate and Global Income strategies, each as further described below.
Long/Short Credit strategies tactically invest (both long and short) in debt securities of domestic and foreign issuers of all maturities and credit qualities, including high yield (so-called junk bonds), bank loans, distressed debt, corporate bonds, inflation-linked, and emerging market debt securities.
Master Limited Partnership (MLP) strategies seek to deliver both high yield and stable growth by investing in a portfolio of publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.
Real Estate strategies concentrate investments in the real estate industry. The focus of the strategies is equity investments in real estate through Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). REITs and REOCs are both types of publicly traded securities representing pools of money invested in income producing properties, including hospitals, malls, hotels, warehouses, office buildings, and apartments, though their distribution patterns and resulting tax considerations differ.
Global Income strategies invest in income producing alternative asset classes globally, including MLPs, REITs, Infrastructure, and preferred shares.
In addition to the investments listed above, the fund may invest in other instruments deemed by the subadvisers as falling within their respective investment strategies, such as securitized credit instruments, sovereign debt, convertible securities, real estate operating companies (REOCs), and mortgage-backed and asset-backed securities. The fund may also invest in derivative instruments, including swaps and forwards, to pursue its investment objective and to mitigate risk. In seeking its investment objective, the fund will use leverage (e.g., through the use of derivatives), and may actively trade securities. The fund may also engage in short sales of any instrument that the fund is permitted to purchase for investment, with respect to up to 100% of the fund’s net assets. The fund’s use of short sales and
Virtus Alternative Income Solution Fund25

investments in derivative instruments will require that the fund set aside liquid assets as necessary to ensure that the fund is able to meet its obligations; as a result, the fund may hold significant amounts of cash, cash equivalents and/or other short-term investments.
In pursuing its investment strategies, the fund may invest without restriction as to issuer capitalization, country, currency, maturity, credit rating or duration. However, from time to time, VAIA may direct one or more subadvisers to limit the fund’s exposure to certain assets or asset classes in an effort to achieve the desired overall exposures for the fund. The fund’s investments may be publicly traded or privately issued or negotiated.
The fund has no stated period for holding investments, and investments may be sold when a subadviser deems appropriate, including (1) if the investment has achieved its expectations, (2) if the reasons for holding a particular investment are no longer valid, (3) if a more attractive investment opportunity is found or (4) for other portfolio management reasons.
The fund is considered non-diversified under federal securities laws, which means that it may concentrate its investments in fewer issuers than permitted for diversified mutual funds.
Temporary Defensive Strategy: If a subadviser does not believe that market conditions are favorable for the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objectives.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
26Virtus Alternative Income Solution Fund

Virtus Alternative Inflation Solution Fund
Non-Fundamental Investment Objective:
The fund has an investment objective of total return that exceeds the rate of inflation.
Principal Investment Strategies:
The fund combines several strategies in an effort to mitigate the negative effects of inflation and produce a total return that exceeds, over the course of a full market cycle, the rate of inflation. These strategies are implemented by managers selected and monitored by the fund’s adviser, Virtus Alternative Investment Advisers, Inc. (“VAIA”), with the assistance of Cliffwater Investments LLC (“Cliffwater”), a subadviser to the fund. In selecting managers to act as the other subadvisers to the fund, VAIA and Cliffwater seek to combine the talents of specialized managers in order to provide an alternative solution that seeks to hedge inflation for fund shareholders, in the sense that the fund provides access to a variety of investment styles and/or asset classes expected to have a high correlation to inflation and a low correlation to traditional asset classes. Each subadviser so selected pursues a separate strategy and has discretion to invest its portion of the fund’s assets as it deems appropriate based on its particular philosophy, style, strategies and views, subject to any investment limitations listed in the fund’s prospectus and/or statement of additional information as well as investment guidelines provided to the subadviser by VAIA. While VAIA and Cliffwater do not evaluate the merits of a subadviser’s individual investment decisions, they do monitor investment performance and style consistency. VAIA may allocate the fund’s assets to subadvisers employing all or a subset of the strategies described below at a given time, and may change the allocations from time to time in its sole discretion without prior notice to shareholders. In connection with the day-to-day management of cash flows for the fund, Cliffwater may allocate the fund’s assets among the investment strategies selected by VAIA in a manner that results in a deviation from the target allocations identified by VAIA.
The descriptions of the investment strategies below are subjective, are not complete descriptions of any strategy and may differ from classifications made by other investment advisers and/or funds that implement similar investment strategies. With respect to the fund, the determination of a given investment strategy by VAIA will govern. In the future, VAIA may allocate the fund’s assets to subadvisers employing strategies different from those described herein. As of the date of this prospectus, the fund’s investment strategies include, without limitation, Commodity, Infrastructure, Master Limited Partnership, Real Estate and Long/Short Credit strategies, each as further described below.
Commodity strategies seek to provide exposure to the investment returns of a diversified basket of commodities including, but not limited to oil, corn, cotton, gold, sugar, natural gas, copper, and coffee.
Infrastructure strategies seek to invest in companies designed to help society grow and develop and can include toll roads, airports, pipelines, and electricity plants. Typically these companies benefit from protected revenue streams, and long dated contracts that may include pricing power tied to general levels of inflation. As a result, these companies tend to be less volatile than equities over the long term and generally provide more stable and higher yields.
Master Limited Partnership (MLP) strategies seek to deliver both high yield and stable growth by investing in a portfolio of publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.
Real Estate strategies concentrate investments in the real estate industry. The focus of the strategies is equity investments in real estate through Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). REITs and REOCs are both types of publicly traded securities representing pools of money invested in income producing properties, including hospitals, malls, hotels, warehouses, office buildings, and apartments, though their distribution patterns and resulting tax considerations differ.
Long/Short Credit strategies tactically invest (both long and short) in debt securities of domestic and foreign issuers of all maturities and credit qualities, including high yield (so-called junk bonds), bank loans, distressed debt, corporate bonds, inflation-linked, and emerging market debt securities.
In addition to the investments listed above, the fund may invest in other instruments deemed by the subadvisers as falling within their respective investment strategies, such as commodity interests, commodity-linked notes, convertible securities, equity securities, and securitized credit instruments. The fund may from time to time seek to gain exposure
Virtus Alternative Inflation Solution Fund27

to the commodity markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the fund (the “Subsidiary”) organized as a company under the laws of the Cayman Islands, although as of the date of this prospectus the fund has not opted to do so. The fund may also invest in derivative instruments, including swaps and forwards, to pursue its investment objective and to mitigate risk. In seeking its investment objective, the fund will use leverage (e.g., through the use of derivatives), and may actively trade securities. The fund may also engage in short sales of any instrument that the fund is permitted to purchase for investment, with respect to up to 100% of the fund’s net assets. The fund’s use of short sales and investments in derivative instruments will require that the fund set aside liquid assets as necessary to ensure that the fund is able to meet its obligations; as a result, the fund may hold significant amounts of cash, cash equivalents and/or other short-term investments.
In pursuing its investment strategies, the fund may invest without restriction as to issuer capitalization, country, currency, maturity, credit rating or duration. However, from time to time, VAIA may direct one or more subadvisers to limit the fund’s exposure to certain assets or asset classes in an effort to achieve the desired overall exposures for the fund. The fund’s investments may be publicly traded or privately issued or negotiated.
The fund has no stated period for holding investments, and investments may be sold when a subadviser deems appropriate, including (1) if the investment has achieved its expectations, (2) if the reasons for holding a particular investment are no longer valid, (3) if a more attractive investment opportunity is found or (4) for other portfolio management reasons.
The fund is considered non-diversified under federal securities laws, which means that it may concentrate its investments in fewer issuers than permitted for diversified mutual funds.
Temporary Defensive Strategy: If a subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objectives.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
28Virtus Alternative Inflation Solution Fund

Virtus Alternative Total Solution Fund
Non-Fundamental Investment Objective:
The fund has an investment objective of long-term capital appreciation through investments that have a low correlation to traditional asset classes.
Principal Investment Strategies:
In pursuing its objective, the fund combines several strategies implemented by managers selected and monitored by the fund’s adviser, Virtus Alternative Investment Advisers, Inc. (“VAIA”), with the assistance of Cliffwater Investments LLC (“Cliffwater”), a subadviser to the fund. In selecting managers to act as the other subadvisers to the fund, VAIA and Cliffwater seek to combine the talents of specialized managers in order to provide an alternative solution for fund shareholders, in the sense that the fund provides access to a variety of investment styles and/or asset classes expected to have a low correlation to traditional asset classes. Each subadviser so selected pursues a separate strategy and has discretion to invest its portion of the fund’s assets as it deems appropriate based on its particular philosophy, style, strategies and views, subject to any investment limitations listed in the fund’s prospectus and/or statement of additional information as well as investment guidelines provided to the subadviser by VAIA. While VAIA and Cliffwater do not evaluate the merits of a subadviser’s individual investment decisions, they do monitor investment performance and style consistency. VAIA may allocate the fund’s assets to subadvisers employing all or a subset of the strategies described below at a given time, and may change the allocations from time to time in its sole discretion without prior notice to shareholders. In connection with the day-to-day management of cash flows for the fund, Cliffwater may allocate the fund’s assets among the investment strategies selected by VAIA in a manner that results in a deviation from the target allocations identified by VAIA.
The descriptions of the investment strategies below are subjective, are not complete descriptions of any strategy and may differ from classifications made by other investment advisers and/or funds that implement similar investment strategies. With respect to the fund, the determination of a given investment strategy by VAIA will govern. In the future, VAIA may allocate the fund’s assets to subadvisers employing strategies different from those described herein. As of the date of this prospectus, the fund’s investment strategies include, without limitation, Convertible Arbitrage, Global Macro, Long/Short Equity, Long/Short Credit, Master Limited Partnership, Infrastructure and Real Estate strategies, each as further described below.
Convertible Arbitrage seeks to capitalize on the complexities of the pricing of convertible bonds, which contain both fixed income and equity characteristics. These strategies typically buy a convertible bond while simultaneously shorting the common stock of the same issuer to take advantage of the mispricing of either security.
Global Macro seeks to profit from the movement of the prices of securities across asset classes. Strategies may utilize tactical trend-based models to allocate assets both on the long and short side to a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities, often through the use of derivatives.
Long/Short Equity strategies involve long and short global investing. The subadvisers will purchase for the fund securities that the subadviser expects to increase in value and sell short securities where the subadviser expects a decrease in value. These strategies may make investments across many different industries by gaining both long and short exposure through investments in equities, options, currency forwards, futures, and equity swaps, and/or investments tied to indexes.
Long/Short Credit strategies tactically invest (both long and short) in debt securities of domestic and foreign issuers of all maturities and credit qualities, including high yield (so-called junk bonds), bank loans, distressed debt, corporate bonds, inflation-linked, and emerging market debt securities.
Master Limited Partnership (MLP) strategies seek to deliver both high yield and stable growth by investing in a portfolio of publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources.
Infrastructure strategies seek to invest in companies designed to help society grow and develop and can include toll roads, airports, pipelines, and electricity plants. Typically these companies benefit from protected revenue
Virtus Alternative Total Solution Fund29

streams, and long dated contracts that may include pricing power tied to general levels of inflation. As a result, these companies tend to be less volatile than equities over the long term and generally provide more stable and higher yields.
Real Estate strategies concentrate investments in the real estate industry. The focus of the strategies is equity investments in real estate through Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). REITs and REOCs are both types of publicly traded securities representing pools of money invested in income producing properties, including hospitals, malls, hotels, warehouses, office buildings, and apartments, though their distribution patterns and resulting tax considerations differ.
In addition to the investments listed above, the fund may invest in other instruments deemed by the subadvisers as falling within their respective investment strategies, such as sovereign debt, convertible securities, securitized credit instruments, commodity interests, commodity-linked notes, and real estate operating companies (REOCs). The fund expects to seek to gain exposure to the commodity markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the fund (the “Subsidiary”) organized as a company under the laws of the Cayman Islands. The fund may invest in derivative instruments, including those referenced above, to pursue its investment objective and to mitigate risk. In seeking its investment objective, the fund will use leverage (e.g., through the use of derivatives), and may actively trade securities. The fund may also engage in short sales of any instrument that the fund is permitted to purchase for investment, with respect to up to 100% of the fund’s net assets. The fund’s use of short sales and investments in derivative instruments will require that the fund set aside liquid assets as necessary to ensure that the fund is able to meet its obligations; as a result, the fund may hold significant amounts of cash, cash equivalents and/or other short-term investments.
In pursuing its investment strategies, the fund may invest without restriction as to issuer capitalization, country, currency, maturity, credit rating or duration. However, from time to time, VAIA may direct one or more subadvisers to limit the fund’s exposure to certain assets or asset classes in an effort to achieve the desired overall exposures for the fund. The fund’s investments may be publicly traded or privately issued or negotiated.
The fund has no stated period for holding investments, and investments may be sold when a subadviser deems appropriate, including (1) if the investment has achieved its expectations, (2) if the reasons for holding a particular investment are no longer valid, (3) if a more attractive investment opportunity is found or (4) for other portfolio management reasons.
The fund is considered non-diversified under federal securities laws, which means that it may concentrate its investments in fewer issuers than permitted for diversified mutual funds.
Temporary Defensive Strategy: If a subadviser does not believe that market conditions are favorable to the fund’s principal investment strategies, the fund may take temporary defensive positions that are inconsistent with its principal strategies by investing in cash or money market instruments, including, but not limited to, U.S. Government obligations maturing within one year from the date of purchase. When this allocation happens, the fund may not achieve its investment objectives.
Please see “More Information About Risks Related to Principal Investment Strategies” for information about the risks of investing in the fund. Please refer to “Additional Investment Techniques” for other investment techniques of the fund.
30Virtus Alternative Total Solution Fund

Virtus Strategic Income Fund
Non-Fundamental Investment Objectives:
The fund has an investment objective of seeking total return comprised of income and capital appreciation.
Principal Investment Strategies:
The fund invests in a broadly diversified portfolio of principally debt securities of various types of issuers. The fund seeks to achieve its objective by identifying undervalued opportunities throughout the investment universe in any interest rate or market environment. The fund is designed to adapt to diverse interest rate and credit conditions by investing across the entire bond market without duration, sector, quality or geographic limitations, including:
•
  Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including CMOs, REMICs and other pass-through securities;
•
  Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets countries;
•
  Investment grade securities, which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines, pursuant to procedures reviewed and approved by the Board of Trustees, are of comparable quality, including short-term securities, of U.S. and non-U.S. issuers;
•
  High-yield/high-risk debt instruments (so-called junk bonds), including bank loans (which are generally floating rate), of U.S. and non-U.S. issuers;
•
  Convertible securities, preferred and hybrid securities;
•
  Cash and short term investments.
The fund may invest in all or some of the above sectors and may invest in securities of any maturity. The portfolio managers have full duration flexibility with the ability to shift duration shorter or longer depending on their view of the market. If, after the time of investment, the rating of a security declines, the fund is not obligated to sell the security.
The fund also intends to purchase and/or sell derivative instruments for both investment and hedging purposes, including to gain exposure to sectors and issuers as well as to manage portfolio duration and risk. Derivatives are instruments that have a value based on another instrument, exchange rate, interest rate or index. The fund’s investments in derivatives may include foreign currency exchange contracts, futures contracts (including interest rate futures and Treasury and sovereign bond futures), options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps), and other forward contracts. The fund may use derivatives instead of buying and selling bonds to manage duration, to gain exposure to or to short individual securities, or to gain exposure to or to short a credit or asset backed index.
Portfolio construction is accomplished by using a sector rotation approach. The subadviser seeks to adjust the proportion of fund investments in the sectors described above and the selections within sectors to obtain higher relative returns. Sectors are analyzed by the subadviser for attractive valuations. Securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability. Securities selected for investment are those that the subadviser believes offer the best potential for total return based on risk-reward tradeoff.
The fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular markets or asset classes.
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More Information About Risks Related to Principal Investment Strategies
Each of the funds may not achieve its objective, and each is not intended to be a complete investment program.
Generally, the value of a fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of such fund’s investments decreases, you will lose money.
Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser or a subadviser expects. As a result, the value of your shares may decrease.
Specific risks of investing in the funds are identified in the below table and described in detail following the table. For certain funds, the indicated risks apply indirectly through the fund’s investments in other funds.

Risks	Virtus Alternative Income Solution Fund	Virtus Alternative Inflation Solution Fund	Virtus Alternative Total Solution Fund	Virtus Strategic Income Fund
Allocation	X	X	X
Commodity and Commodity-Linked Instruments		X	X
Commodity Pool		X	X
Convertible Securities	X	X	X	X
Counterparty	X	X	X
Debt Securities	X	X	X	X
Call	X	X	X	X
Credit	X	X	X	X
Interest Rate	X	X	X	X
Derivatives	X	X	X	X
Equity Securities	X	X	X
Small and Medium Market Capitalization Companies	X	X	X
Exchange-Traded Funds				X
Foreign Currency Transactions			X	X
Foreign Investing	X	X	X	X
Currency Rate	X	X	X	X
Emerging Market Investing	X	X	X	X
High Yield-High Risk Securities (Junk Bonds)	X	X	X	X
Income	X	X	X	X
Inflation-Linked Securities		X
Infrastructure-Related Investments		X	X
Leverage	X	X	X	X
Liquidity	X	X	X
Loan Participations	X	X	X	X
Market Volatility	X	X	X	X
Master Limited Partnership (“MLP”)	X	X	X
Mortgage-Backed and Asset-Backed Securities	X			X
Multi-Manager Approach	X	X	X
Natural Resources		X
New Fund	X	X	X	X
Non-Diversification	X	X	X
Portfolio Turnover	X	X	X

32Virtus Mutual Funds

Risks	Virtus Alternative Income Solution Fund	Virtus Alternative Inflation Solution Fund	Virtus Alternative Total Solution Fund	Virtus Strategic Income Fund
Preferred Stocks				X
Real Estate	X	X	X
REIT and REOC Securities	X	X	X
Short Sales	X	X	X	X
Short-Term Investments	X	X	X	X
Subsidiary			X
Tax		X	X

In order to determine which risks are relevant to each fund, please refer to the table above.
Allocation Risk
A fund’s investment performance depends, in part, upon how its assets are allocated and reallocated by its adviser. If the fund’s exposure to equities and fixed income securities, or to different asset classes, deviates from the adviser’s intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.
Commodity and Commodity-Linked Instruments Risks
Investments by a fund in commodities or commodity-linked instruments may subject the fund’s portfolio to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by overall market movements, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Individual commodity prices can fluctuate widely over short time periods. Commodity investments typically do not have dividends or income and are dependent on price movements to generate returns. Commodity price movements can deviate from equity and fixed income price movements. The means by which the fund seeks exposure to commodities, both directly and indirectly through derivatives, may be limited by the fund’s intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.
Commodity Pool Risk
A fund’s investments in certain instruments deemed to be “commodity interests” under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) may cause the fund to be deemed a commodity pool, thereby subjecting the fund to regulation under the CEA and CFTC rules. In that event, the fund’s Adviser will be registered as a Commodity Pool Operator, certain of the fund’s subadvisers will be registered as Commodity Trading Advisers, and the fund will be operated in accordance with CFTC rules. Because of the applicable registration requirements and rules, investing the fund’s assets in commodity interests could cause the fund to incur additional expenses. Alternatively, if the fund limits its exposure to commodity interests in order to qualify for exemption from being considered a commodity pool, the fund’s use of investment techniques described in this prospectus may be limited or restricted.
Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the respective fund may have to redeem the security, convert it into common stock or sell it to a third-party at a price and time that is not beneficial for the fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.
Virtus Mutual Funds33

Counterparty Risk
When a fund engages in investment techniques in which it relies on another party to consummate the transaction, the fund is subject to the risk of default by the other party.
Debt Securities Risks
Debt securities are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect a security’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt securities include the following:
•
  Call Risk. There is a risk that issuers will prepay fixed rate obligations when interest rates fall. A fund holding callable securities therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise may not benefit fully from the increase in value that other fixed income securities experience when rates decline.
•
  Credit Risk. There is a risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.
•
  Interest Rate Risk. The values of debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities. Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.
Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.
Derivatives Risk
Derivative transactions are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, forward foreign currency exchange contracts and swap agreements. A fund may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. A fund may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets and currencies.
Derivatives typically involve greater risks than traditional investments. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). In addition, some derivatives transactions may involve potentially unlimited losses. Derivative contracts entered into for hedging purposes may also subject a fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. Gains and losses derived from hedging transactions are, therefore, more dependent upon the subadviser’s ability to correctly predict the movement of the underlying asset prices, indexes or rates. There are special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of a fund’s income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating a fund’s income or deferring its losses. A fund’s use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the fund or its adviser to comply with particular regulatory requirements.
34Virtus Mutual Funds

Equity Securities Risks
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by a fund goes down, the value of the fund’s shares will be affected.
•
  Small and Medium-Sized Market Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.
Exchange-Traded Funds (ETFs) Risk
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses the fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Foreign Currency Transactions Risk
The fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. These transactions are designed to hedge the fund’s exposure to foreign currency risks; however, such investments may not prove successful or may have the effect of limiting gains from favorable market movements.
Foreign Investing Risks
Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.
In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.
•
  Currency Rate Risk. Because the foreign securities in which a fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of each fund’s shares is calculated in U.S. dollars, it is possible for a fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.
•
  Emerging Market Investing Risk. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies or such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that
Virtus Mutual Funds35

prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative.
To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.
Income Risk
The income shareholders receive from a fund is based primarily on the dividends and interest the fund earns from its investments, which can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of the fund’s preferred stock holdings and any bond holdings could drop as well. The fund’s income also would likely be affected adversely when prevailing short-term interest rates increase.
Inflation-Linked Securities Interest Rate Risk
Because the interest and/or principal payments on an inflation-linked security are adjusted periodically for changes in inflation, the income distributed by a fund invested in such securities may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-linked securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-linked securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-linked securities held by a fund may not pay any income, and the fund may suffer a loss during such periods. While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a fund’s value. If interest rates rise due to reasons other than inflation, a fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to a fund at the time of such adjustments (which generally would be distributed by the fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-linked securities is not guaranteed and will fluctuate. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. A fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different from the rate of the inflation index.
Infrastructure-Related Investments Risk
Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
Leverage Risk
When a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The value of the shares of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the fund to pay interest.
Liquidity Risk
Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily
36Virtus Mutual Funds

sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.
Loan Participation Risk
A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of the borrower’s principal and interest payments. The principal risk associated with acquiring loan participation interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in a fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.
Market Volatility Risk
The value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
Instability in the financial markets has exposed each fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government has taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund’s ability to achieve its investment objective.
Master Limited Partnership Risk
An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, and conflicts of interest with the general partner. The benefit derived from the fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect the price of MLP units.
Mortgage-Backed and Asset-Backed Securities Risk
Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. These two types of securities share many of the same risks.
The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.
Early payoffs in the loans underlying such securities may result in a fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, a fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security which was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.
Multi-Manager Approach Risk
While the investment strategies employed by a fund’s subadvisers are intended to be complementary, they may not in fact be complementary, and may result in a fund entering into conflicting transactions (e.g., purchasing a security in
Virtus Mutual Funds37

one strategy at the same time that it sells the same security in another strategy) or holding a significant amount of certain types of securities. Depending on the performance of such securities and the economic environment, this may be beneficial or detrimental to a fund’s performance. The multi-manager approach could increase a fund’s portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs. The success of investment strategies used by a fund may depend on the selection of subadvisers, the allocation of assets to those subadisers, and the subadvisers’ skill in selecting investments and executing the relevant investment strategies.
Natural Resources Risk
The fund’s investments in instruments issued by or related to natural resource companies, such investments are likely to be significantly affected by events affecting that industry, including international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.
New Fund Risk
Each fund is a new fund which may result in additional risk. There can be no assurance that the fund will grow to an economically viable size, in which case the fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in the fund.
Non-Diversification Risk
As a non-diversified investment company, the fund is not limited in the proportion of assets that it may invest in the securities of any one issuer. If the fund takes concentrated positions in a small number of issuers, the fund may be more susceptible to the risks associated with those issuers, or to a single economic, political, regulatory or other event affecting those issuers.
Portfolio Turnover Risk
See “Portfolio Turnover” in the Fund Summary section of this prospectus applicable to each fund.
Preferred Stocks Risk
Preferred stocks may provide a higher dividend rate than the interest yield on debt securities of the same issuer, but are subject to greater risk of fluctuation in market value and greater risk of non-receipt of income. Unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable. Preferred stocks are in many ways like perpetual debt securities, providing a stream of income but without stated maturity date. Because they often lack a fixed maturity or redemption date, preferred stocks are likely to fluctuate substantially in price when interest rates change. Such fluctuations generally are comparable to or exceed those of long-term government or corporate bonds (those with maturities of fifteen to thirty years). Preferred stocks have claims on assets and earnings of the issuer which are subordinate to the claims of all creditors but senior to the claims of common stockholders. A preferred stock rating differs from a bond rating because it applies to an equity issue which is intrinsically different from, and subordinated to, a debt issue. Preferred stock ratings generally represent an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. Preferred stock also may be subject to optional or mandatory redemption provisions, and may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt or common stock.
Real Estate Investment Risks
Investing in companies that invest in real estate (“Real Estate Companies”) exposes the fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Real Estate Companies may lack diversification due to ownership of a limited number of properties and concentration in a particular geographic region or property type.
•
  REIT and REOC Securities Risks. Investing in Real Estate Investment Trusts (REITs) and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the
38Virtus Mutual Funds

possibility of failing to qualify for tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the fund to possibly fail to qualify as a regulated investment company. A Real Estate Operating Company (“REOC”) is similar to an equity REIT in that it owns and operates commercial real estate, but unlike a REIT it has the freedom to retain all its funds from operations and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, if at all, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a fund’s REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the federal tax treatment that is accorded a REIT. A fund also may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.
Short Sales Risk
The fund may engage in short sales, which are transactions in which the fund sells a security that it does not own (or that it owns but does not intend to deliver) in anticipation that the price of the security will decline. In order to establish a short position in a security, a fund must first borrow the security from a broker or other institution to complete the sale. The fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the fund acquires the security, the fund may experience a loss. The fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the fund paid for the security at the time it was borrowed.
Short-Term Investments
Short-term investments include money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.
Subsidiary Risk
By investing in its Subsidiary, Virtus Alternative Total Solution Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, although the investment program followed by the fund and the Subsidiary are not identical. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the fund and will be subject to the same risks that apply to similar investments if held directly by the fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, although the Subsidiary is subject to the same fundamental, non-fundamental and certain other investment limitations as the fund, the Subsidiary is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus and the fund’s Statement of Information, and could adversely affect the fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If the Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, shareholders of the fund would likely suffer decreased investment returns.
In the future, Virtus Alternative Inflation Solution Fund may elect to invest through a Cayman subsidiary. If that occurs, the risks described in the above paragraph will also apply to Virtus Alternative Inflation Solution Fund.
Tax Risk
Virtus Alternative Inflation Solution Fund intends to gain exposure indirectly to commodities markets by investing in commodity-linked notes. In order for a fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS issued a subsequent revenue ruling that the initial ruling does not preclude a conclusion that income from certain instruments, such as certain structured notes, that create commodity exposure is qualifying income. In
Virtus Mutual Funds39

addition, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked structured notes is qualifying income. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the fund may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes. The fund has not requested its own such private letter ruling, as the IRS currently has suspended the issuance of such rulings pending further internal review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes is qualifying income. The ability of the fund to qualify for favorable regulated investment company status under the Code could be jeopardized if the fund were unable to treat its income from commodity-linked notes as qualifying income. Furthermore, the tax treatment of commodity-linked notes may otherwise be adversely affected by future legislation, Treasury Regulation and/or guidance issued by the IRS that could affect the character, timing and/or amount of the fund’s taxable income or any gains and distributions made by the fund.
Virtus Alternative Total Solution Fund intends to gain exposure indirectly to commodities markets by investing in a Subsidiary, which may invest in commodity index-linked securities and other commodity-linked securities and derivative instruments. In order for a fund to qualify as a regulated investment company under Subchapter M of the Code, the fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the fund may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary. The fund has not requested its own such private letter ruling, as the IRS currently has suspended the issuance of such rulings pending further internal review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the fund to qualify for favorable regulated investment company status under the Code could be jeopardized if the fund were unable to treat its income from commodity-linked notes and the Subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the fund’s investment in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulation and/or guidance issued by the IRS that could affect the character, timing and/or amount of the fund’s taxable income or any gains and distributions made by the fund.
In the future, Virtus Alternative Inflation Solution Fund may elect to invest through a Cayman subsidiary. If that occurs, the risks described in the above paragraph will also apply to Virtus Alternative Inflation Solution Fund.
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Management of the Funds
The Adviser
Virtus Alternative Investment Advisers, Inc. (“VAIA”) is the investment adviser to the funds and is located at 100 Pearl Street, Hartford, CT 06103. VAIA, an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business, acts as the investment adviser to open- and closed-end funds totaling $599.3 million in assets under management as of June 30, 2014.
Subject to the direction of the funds’ Board of Trustees, VAIA is responsible for managing the funds’ investment programs and for the general operations of the funds, including oversight of the funds’ subadvisers, and recommending their hiring, termination and replacement.
As of the date of this prospectus, VAIA has appointed and oversees the activities of each of the subadvisers for the funds as listed below.
Alternative Solutions Funds
With the exception of Cliffwater Investments LLC (“Cliffwater”), each subadviser manages its portion of the investments of that fund to conform with its investment policies as described in this prospectus. With respect to the Alternative Solutions Funds, Cliffwater makes recommendations to VAIA with respect to hiring and terminating the Funds’ other subadvisers. Based on these recommendations, VAIA makes decisions on the hiring and termination of subadvisers, and recommends such decisions to the funds’ Board of Trustees. Cliffwater has the authority to implement decisions within parameters previously approved by VAIA and/or the funds’ Board of Trustees, as appropriate, with respect to a fund’s portfolio construction and allocation of assets among individual subadvisers, manages the funds’ cash allocations and may invest the funds’ assets in securities and other instruments directly pending allocation to another subadviser, to hedge the fund against exposures created by the other subadvisers, to modify the funds’ exposure to particular investments or market-related risks.
With respect to the Alternative Solutions Funds, there is no fixed or minimum allocation to any subadviser. In the future, VAIA may add or remove subadvisers for each fund.

Fund	Strategy	Strategy Subadviser(s)
Virtus Alternative Income Solution Fund	Long/Short Credit	Brigade Capital Management, LLC (“Brigade”) ICE Canyon LLC (“ICE Canyon”) MAST Capital Management, LLC (“MAST”)
	Master Limited Partnership	Harvest Fund Advisors LLC (“Harvest”)
	Real Estate	LaSalle Investment Management Securities, LLC (“LaSalle”)
	Global Income	Lazard Asset Management LLC (“Lazard”)
Virtus Alternative Inflation Solution Fund	Commodity	Credit Suisse Asset Management, LLC (“Credit Suisse”)
	Infrastructure	Lazard
	Master Limited Partnership	Harvest
	Real Estate	LaSalle
	Long/Short Credit	Armored Wolf, LLC (“Armored Wolf”) Brigade

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Fund	Strategy	Strategy Subadviser(s)
Virtus Alternative Total Solution Fund	Convertible Arbitrage	Lazard
	Global Macro	Graham Capital Management, L.P. (“Graham”)
	Long/Short Equity	Ascend Capital, LLC (“Ascend”) Owl Creek Asset Management, L.P. (“Owl Creek”)
	Long/Short Credit	Armored Wolf Brigade ICE Canyon MAST
	Master Limited Partnership	Harvest
	Infrastructure	Lazard
	Real Estate	LaSalle

Virtus Strategic Income Fund
With respect to the Strategic Income Fund, the subadviser manages the investments of the fund to conform with its investment policies as described in this prospectus.

Virtus Strategic Income Fund	Newfleet Asset Management, LLC (“Newfleet”)

Management Fees
Each fund pays VAIA an investment management fee that is accrued daily against the value of the fund’s average daily Managed Assets at the annual rates shown in the table below. “Managed Assets” means the total assets of the fund, including any assets attributable to borrowings, minus the fund’s accrued liabilities other than such borrowings. (As of the date of this prospectus, the funds do not intend to engage in borrowing.)

	First $5 billion	$5+ billion
Virtus Alternative Income Solution Fund	1.80%	1.75%
Virtus Alternative Inflation Solution Fund	1.75%	1.70%
Virtus Alternative Total Solution Fund	1.95%	1.90%
Virtus Strategic Income Fund	0.80%	0.75%

For Virtus Alternative Total Solution Fund, the assets of the Subsidiary are excluded from the assets on which the above-described management fee is calculated. However, under the terms of a separate investment advisory agreement, the Subsidiary pays VAIA an investment management fee at the same rates.
Out of its investment management fee, VAIA pays each Subadviser a subadvisory fee. For its services to the Alternative Solutions Funds, Cliffwater receives as its subadvisory fee 50% of the net investment management fee remaining after VAIA pays the other Subadvisers and waives and/or pays the funds any amounts applicable under the fee waiver and expense reimbursement arrangements. For its services to Virtus Strategic Income Fund, Newfleet receives as its subadvisory fee 50% of the net investment management fee.
The Subadvisers
Cliffwater has offices at 100 Pearl Street, Hartford, CT 06103, 4640 Admiralty Way, 11th Floor, Marina del Rey, CA 90292, and 545 Madison Avenue, 7th Floor, New York, NY 10022. Cliffwater is a joint venture of Cliffwater LLC, a leading advisory firm that provides institutional investors with portfolio diversification through alternative investments, and Virtus Partners, Inc., an affiliate of VAIA. Cliffwater was established in order for the partners to jointly develop and launch certain investment products, such as the funds, to be advised and/or distributed by Virtus affiliates and subadvised by Cliffwater. The joint venture was formed in late 2013, and prior to the launch of the funds did not have any assets under management.
Armored Wolf was founded in 2008 and focuses on inflation related securities. The firm is 100% employee owned and as of December 31, 2013, managed approximately $925 million in client assets across multiple strategies. The firm is
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led by its Chief Investment Officer, John Brynjolfsson, who previously spent nineteen years at PIMCO where he launched and ran their $80 billion Real Return Platform. Offices are located at 18111 Van Karman Avenue, Suite 525, Irvine, CA 92612.
Ascend is an equity long/short hedge fund manager that as of September 30, 2013 managed approximately $2.8 billion in equity long/short strategies. The firm was founded in 1999 by Malcolm Fairbairn, who previously worked at the Citadel Investment Group, Inc. and at Strome Susskind, L.P. Ascend has 36 employees including 23 investment professionals, and has offices at 4 Orinda Way, Suite 200-C, Orinda, CA 94563 and 50 California Street, Suite 430, San Francisco, CA 94111.
Brigade is a global credit specialist firm founded in 2006 by Don Morgan and other senior members of the credit team formerly at MacKay Shields. As of September 30, 2013, Brigade managed $14.7 billion in high yield and credit strategies, including $5.4 billion in its flagship hedge fund, and had 98 employees. The firm is headquartered at 399 Park Avenue, 16th Floor, New York, NY 10022.
Credit Suisse was formed in 1856. Its 47,400 employees in Private Banking, Wealth Management and Investment Banking provide comprehensive financial products and services to companies, institutional clients, and high net worth clients worldwide, as well as retail clients in Switzerland. As of September 30, 2013, Credit Suisse managed $410 billion in total assets, including $11.1 billion in commodities-based strategies. Credit Suisse has offices at One Madison Avenue, New York, NY 10010.
Graham was founded in 1994 by Kenneth Tropin. The firm is an established macro manager that began as a systematic global macro trend-following investment firm but expanded in 1999 to include discretionary global macro trading strategies. As of September 30, 2013, the firm managed approximately $7.3 billion across systematic and discretionary strategies. It is headquartered in 40 Highland Avenue, Rowayton, CT 06853.
Harvest is a specialist MLP manager founded in 2005 by David Martinelli and a group of senior investment and operations professionals. As of September 30, 2013, the firm managed approximately $3 billion in MLP-focused mandates. The firm has 14 professionals headquartered at 100 West Lancaster Avenue, 2nd Floor, Wayne, PA 19087.
ICE Canyon specializes in emerging markets and global credit investment strategies. The firm was founded in 2006 by Nathan Sandler as a joint venture with Canyon Capital Advisors after a long tenure managing emerging markets credit portfolios at TCW. As of December 31, 2013, ICE Canyon managed approximately $4 billion in emerging market and global credit strategies. The firm is headquartered at 2000 Avenue of the Stars, 11th Floor, Los Angeles, CA 90067, with additional offices in New York and Abu Dhabi.
LaSalle was formed in 1985 as Alex. Brown Realty Advisors, a subsidiary of the investment bank of Alex. Brown & Sons in Baltimore. LaSalle is one of the world’s leading real estate investment managers with over 30 years of experience. As of September 30, 2013, LaSalle managed $10 billion of public equity real estate investments. The firm is headquartered at 100 East Pratt Street, Baltimore, MD 21202, with additional offices in Amsterdam and Hong Kong.
Lazard is a global investment management firm which was formally established on May 1, 1970, as the US investment management division of parent company Lazard Freres & Co. LLC (LF&Co.). As of September 30, 2013, Lazard managed approximately $159 billion in a variety of long-only and alternative investment strategies. Headquartered at 30 Rockefeller Plaza, 55th Floor, New York, NY 10112, Lazard also has offices located outside of the United States.
MAST is a long / short credit manager that was founded in 2002. As of January 1, 2014, MAST managed approximately $1.3 billion in credit strategies and had 18 employees, including 11 investment professionals. MAST has offices at 200 Clarendon Street, 51st Floor, Boston, MA 02116.
Newfleet, an affiliate of VAIA, is located at 100 Pearl Street, Hartford, CT 06103. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of June 30, 2014, Newfleet had approximately $12.8 billion in assets under management. Newfleet has been an investment adviser since 1989.
Owl Creek was founded in February 2002 by Jeffrey Altman to employ an event-driven, value oriented investment strategy. Owl Creek has offices in New York, and Hong Kong and as of September 30, 2013, managed a total of approximately $3.4 billion in multiple hedge funds including its flagship global event-driven fund, an Asia only event-driven fund and a credit fund. As of September 30, 2013, the firm had 46 employees, primarily located at 640 Fifth Avenue, 20th Floor, New York, NY 10019.
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A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements for the funds is expected to be available in the funds’ annual report covering the period from inception through October 31, 2014.
The funds and VAIA have received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits VAIA, subject to certain conditions and without the approval of shareholders to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers, and (b) materially amend subadvisory agreements with such subadvisers. The initial shareholder of each fund has approved each fund’s operation in this manner and reliance by each fund on this exemptive order once issued by the SEC. There is no assurance the SEC will grant the requested exemptive order.
Portfolio Management
The following individuals are jointly and primarily responsible for the day-to-day management of the funds’ portfolios.
Cliffwater

Virtus Alternative Income Solution Fund Virtus Alternative Inflation Solution Fund Virtus Alternative Total Solution Fund	Kathleen Barchick (since April 2014) Warun Kumar (since May 2014) Stephen Nesbitt (since April 2014) Amy Robinson (since April 2014) Daniel Stern (since April 2014)

Kathleen Barchick. Ms. Barchick is Portfolio Manager at Cliffwater (since October 2013). She is also a Senior Managing Director at Cliffwater LLC (since June 2004). Prior to forming Cliffwater LLC, she was a Managing Director and principal of Wilshire Associates. From 1994 to 2004 she was a senior consultant working with high profile and complex public funds, corporate plans and endowments/foundations on their investment strategies and implementation.
Warun Kumar. Mr. Kumar is Portfolio Manager at Cliffwater (since May 2014). He is also a Senior Managing Director and a Portfolio Manager of alternative investments at Virtus Investment Partners, an affiliate of Cliffwater and VAIA (since May 2014). Before joining Virtus, Mr. Kumar was founder and managing partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies for high net worth investors and institutional clients (2010 to 2014). Prior to forming Varick, Mr. Kumar was the U.S. head of Barclays Capital Fund Solutions, where he led the investment committee and managed business expansion throughout the Americas (2007 to 2010). Mr. Kumar’s investment management career began at Volaris Advisors, where he was a partner and headed the derivative advisory business. In addition to these roles, Mr. Kumar has held senior positions in the capital markets divisions of Lehman Brothers and Robertson Stephens, and was a founding partner of Sigma Advisors, an alternative investment advisory firm. Mr. Kumar began his financial services career in 1993 as a member of JP Morgan’s equity derivatives business.
Stephen Nesbitt. Mr. Nesbitt is Portfolio Manager at Cliffwater (since October 2013). He is also the Chief Investment Officer and Chief Executive Officer of Cliffwater LLC (since June 2004). Prior to forming Cliffwater LLC, he was a Senior Managing Director and principal of Wilshire Associates from 1980 to 2004. From 1990 he led the Consulting Division and built the asset management business using a “manager of managers” investment approach, including private equity and hedge fund of fund products. Mr. Nesbitt’s published articles have appeared in The Financial Analysts Journal, The Journal of Portfolio Management, The Journal of Applied Corporate Finance, and other periodicals on topics such as performance fees, currency hedging, private equity, asset-liability management, and corporate governance.
Daniel Stern. Mr. Stern is Portfolio Manager at Cliffwater (since October 2013). He is also a Senior Managing Director at Cliffwater LLC (since January 2005). Prior to joining Cliffwater LLC, he was a Director of BlackRock Financial Management from 2000 to 2004 where he was a senior member of the Fund of Funds team that managed the firm’s fund of hedge funds products. Mr. Stern was responsible for hedge fund manager research, focusing on equity oriented strategies, and was part of the investment team that managed the portfolios by establishing strategy allocations and selecting managers.
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Amy Robinson. Ms. Robinson is Portfolio Manager at Cliffwater (since October 2013). She is also a Managing Director of Euclid Advisors LLC (since September 2011) and a Portfolio Manager of Newfound Investments, LLC (since October 2012), and leads Euclid’s equity trading function. She also served in this role for VIA from 1992 to 2011. In this role, Ms. Robinson is responsible for all trading activities of investment portfolios and mutual funds; she also manages strategic operational initiatives for the firm. Ms. Robinson has 34 years of investment experience and is former president of the Security Traders Association of Connecticut.
Armored Wolf

Virtus Alternative Inflation Solution Fund Virtus Alternative Total Solution Fund	John Brynjolfsson (since April 2014)

John Brynjolfsson. Mr. Brynjolfsson is Chief Investment Officer and Managing Director at Armored Wolf (since August 2008). Prior to joining Armored Wolf, he was a Managing Director at PIMCO (1989 to 2008), where he launched and ran their $80 billion Real Return platform.
Ascend

Virtus Alternative Total Solution Fund	Malcolm Fairbairn (since April 2014)

Malcolm Fairbairn. Mr. Fairbairn is Chief Investment Officer at Ascend (since April 1999). Prior to forming Ascend, he was Managing Director of Structured Equities for Citadel Investment Group, Inc. in Chicago, Illinois from 1997 to 1998. Subsequently, he launched and was Portfolio Manager for Orchard Investment Partners, LP, a private investment partnership, for Citadel Investment Group, Inc. in San Francisco. From 1994 to 1997, Mr. Fairbairn worked as Senior Equity Research Analyst for Strome Susskind, L.P. and was a Portfolio Manager for Strome HedgeCap, LP, a private investment partnership in Santa Monica, California. In 1993, he served as a research associate for Capital Research Group, Inc. in Los Angeles.
Brigade

Virtus Alternative Income Solution Fund Virtus Alternative Inflation Solution Fund Virtus Alternative Total Solution Fund	Donald E. Morgan III (since April 2014)

Donald E. Morgan III. Mr. Morgan is Founder, Managing Partner and Portfolio Manager at Brigade (since March 2006). He is also a member of both the Investment and Risk Committees at Brigade. Prior to forming Brigade, Mr. Morgan was a Senior Managing Director and Co-Head of Fixed Income at MacKay Shields LLC. Mr. Morgan joined his predecessor firm in 1997 and co-managed its high yield funds until 2000 when he became the Lead Portfolio Manager of the High Yield Division. Mr. Morgan began his career in money management as a High Yield Analyst at Fidelity Management and Research Company. He is also a CFA charterholder.
Credit Suisse

Virtus Alternative Inflation Solution Fund	Christopher Burton (since April 2014) Nelson Louie (since April 2014)

Nelson Louie. Mr. Louie is a Managing Director and the Global Head of the Commodities Team at Credit Suisse (re-joined in August 2010). From May 2009 to August 2010 he was an Executive Director in the Commodity Index Products area at UBS Securities, LLC. From June 2007 to May 2009 he was a Managing Director at AIG Financial Products responsible for North American Marketing of commodities-based solutions. From April 1993 to June 2007 he held positions within Credit Suisse. His responsibilities included portfolio management and overseeing a team that was responsible for enhanced commodity and equity index strategies, option based hedging solutions and option arbitrage products.
Christopher Burton. Mr. Burton is a Managing Director at Credit Suisse (since 2005). Mr. Burton is a portfolio manager and trader specializing in derivatives. He has been a member of the Credit Suisse Commodities Team since 2005. Prior to joining Credit Suisse, Mr. Burton served as an Analyst and Derivatives Strategist with Putnam Investments, where he developed the team’s analytical tools and managed their options-based yield enhancement
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strategies, as well as exposure management strategies. Mr. Burton is a CFA Charterholder and has achieved Financial Risk Manager® Certification through the Global Association of Risk Professionals (GARP).
Graham

Virtus Alternative Total Solution Fund	Pablo Calderini (since April 2014) Kenneth G. Tropin (since April 2014)

Pablo Calderini. Mr. Calderini is the President and Chief Investment Officer at Graham (since August 2010) and, among other things, is responsible for the management and oversight of the discretionary and systematic trading businesses at Graham. Prior to joining Graham, he was at Deutsche Bank (1997 to July 2010), most recently as the Global Head of Equity Proprietary Trading.
Kenneth G. Tropin. Mr. Tropin is the Founder and Chairman at Graham (since May 1994). Mr. Tropin has developed the majority of Graham’s core trading programs, and he is responsible for the overall management of the organization, including the investment of its proprietary trading capital.
Harvest

Virtus Alternative Income Solution Fund Virtus Alternative Inflation Solution Fund Virtus Alternative Total Solution Fund	Eric Conklin (since April 2014)

Eric Conklin. Mr. Conklin is the Portfolio Manager at Harvest (since July 2006) having joined Harvest shortly after its launch. He serves as a member of the firm’s Investment Committee with responsibility for portfolio composition and security selection for all of Harvest’s funds and clients. Prior to joining Harvest, he was a Vice President at Credit Suisse from 2005 to 2006 in the Energy Equity Research Group responsible for coverage of the MLP sector, where he was responsible for the successful launch of the MLP franchise at Credit Suisse.
ICE Canyon

Virtus Alternative Income Solution Fund Virtus Alternative Total Solution Fund	Nathan Sandler (since April 2014)

Nathan Sandler. Mr. Sandler is Co-Founder and Managing Partner at ICE Canyon (since October 2006). Prior to joining ICE Canyon, he was a Managing Director and Senior Portfolio Manager at TCW (1994 to 2006), where he was responsible for the Emerging Markets and International Fixed Income investment business.
LaSalle

Virtus Alternative Income Solution Fund Virtus Alternative Total Solution Fund Virtus Alternative Inflation Solution Fund	Stanley Kraska (since April 2014) Keith Pauley (since April 2014)

Stanley Kraska. Mr. Kraska is a Managing Director at LaSalle (since August 1988). His responsibilities include portfolio management and overall firm management. Mr. Kraska is a member of the Urban Land Institute and NAREIT.
Keith R. Pauley. Mr. Pauley is a Managing Director and Chief Investment Officer at LaSalle (since September 1986). His responsibilities include portfolio management and research coverage, and security analysis of publicly-traded real estate companies. Mr. Pauley is a member of the Baltimore Security Analysts Society. He is an associate member of NAREIT and a past member of its Board of Governors. He is also a CFA charterholder.
Lazard

Virtus Alternative Income Solution Fund	Andrew Lacey (since April 2014) Patrick Ryan (since April 2014) Kyle Waldhauer (since April 2014)
Virtus Alternative Inflation Solution Fund	John Mulquiney (since April 2014) Warryn Robertson (since April 2014)

46Virtus Mutual Funds

Virtus Alternative Total Solution Fund	John Mulquiney (since April 2014) Sean Reynolds (since April 2014) Warryn Robertson (since April 2014)

Andrew Lacey. Mr. Lacey is Deputy Chairman at Lazard (since March 2004). He has been with Lazard since 1995, when he joined the investment field.
John Mulquiney. Mr. Mulquiney is a Portfolio Manager/Analyst at Lazard (since January 2008). Prior to joining Lazard in August 2005, he worked at Tyndall Australia and in the Asset and Infrastructure Group at Macquarie Bank, where he undertook transactions and developed valuation models for airports, electricity generators, rail projects and health infrastructure. Most recently Mr. Mulquiney spent four years at Nanyang Ventures, an early expansion venture capital fund.
Sean Reynolds. Mr. Reynolds is a Managing Director at Lazard (since April 2007). Prior to joining Lazard, he was a senior portfolio manager at Sailfish Capital Partners (2006 to 2007).
Warryn Robertson. Mr. Robertson is a Portfolio Manager/Analyst at Lazard (since January 2008). Prior to joining Lazard in April 2001, he was an Associate Director at Capital Partners (1998 to 2001), an independent advisory house, where was an associate director developing business valuations for infrastructure assets and other alternative equity investments.
Patrick Ryan. Mr. Ryan is a Managing Director at Lazard (since January 2013). He has been with Lazard since 1989.
Kyle Waldhauer. Mr. Waldhauer is a Senior Vice President at Lazard (since January 2011). He has been with Lazard since 1998.
MAST

Virtus Alternative Income Solution Fund Virtus Alternative Total Solution Fund	Joe Lu (since April 2014) Peter Reed (since April 2014) David Steinberg (since April 2014)

David Steinberg. Mr. Steinberg is the Chief Investment Officer and Founding Partner at MAST (since June 2002). Prior to establishing MAST, he was a Director in Barclays Capital’s global high yield trading team. The final year of his tenure with Barclays was spent in London where he played an integral role in the development of Barclays’ trading platform.
Joe Lu. Mr. Lu is a Partner and Portfolio Manager at MAST (since December 2011), focused on the Energy, Utilities and Power sectors at MAST. Prior to joining MAST in 2008, he was an Investment Analyst at Kamunting Street Capital Management, where he researched and invested in public and private securities across the capital structure with particular focus in the Homebuilding, Building Materials, Autos/Auto Suppliers, Gaming, Energy, and Power sectors.
Peter Reed. Mr. Reed is a Partner and Portfolio Manager at MAST (since December 2010), focused on the Cable, Construction, Materials, Media, Satellite, Telecommunications and Wireless sectors. Prior to joining MAST in 2004, he was an investment banking analyst at Brown, Gibbons, Lang & Company where he worked on mergers and acquisitions, in-court and out-of-court financial restructurings, and debt and equity private placements for middle market companies.
Newfleet

Virtus Strategic Income Fund	David L. Albrycht (since September 2014) Francesco Ossino (since September 2014) Jonathan R. Stanley (since September 2014)

David L. Albrycht, CFA. Mr. Albrycht is President and Chief Investment Officer at Newfleet. Prior to joining Newfleet in 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with Virtus Investment Advisers, Inc., an
Virtus Mutual Funds 47

affiliate of VAIA, which at the time was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991. Mr. Albrycht also manages several fixed income and variable investment options as well as two closed-end funds.
Francesco Ossino. Mr. Ossino is a Senior Managing Director and Senior Portfolio Manager at Newfleet (since 2012). Prior to joining Newfleet, he was a bank loan portfolio manager, primarily focused on mutual fund portfolios, at Hartford investment Management (2004 to 2012), where he also managed a commingled bank loan portfolio for institutional investors. Previously, he held a variety of credit analyst and portfolio management positions at CIGNA (2002 to 2004), HVB Bank (2000 to 2002) and FleetBoston Financial (1996 to 2000).
Jonathan R. Stanley, CFA. Mr. Stanley is Director of Fixed Income Research and sector manager for high yield credit, at Newfleet (since 2011). He is also responsible for the consumer products, restaurants and retail. Prior to joining Newfleet, he was on the fixed income team at Goodwin, serving as sector manager for high yield credit. Previously, he was associated with Virtus Investment Advisers, Inc., an affiliate of VAIA, which at the time was an affiliate of Goodwin. Mr. Stanley joined Goodwin in 1996. From 2001 to 2006, he was a portfolio manager age Global Financial Private Capital. He rejoined Goodwin in 2006 as a member of the corporate credit research group and assumed responsibilities for the management of the high yield sector in 2008.
Owl Creek

Virtus Alternative Total Solution Fund	Jeffrey Altman (since April 2014) Daniel Krueger (since April 2014) Jeffrey Lee (since April 2014)

Jeffrey Altman. Mr. Altman is Chief Portfolio Manager and the founder of Owl Creek (since June 2001). Prior to founding Owl Creek, Mr. Altman had been with Franklin Mutual Advisers, LLC where, from 1996 to 2001, he served as the primary portfolio manager and head of a group that managed a portfolio of distressed securities. During Mr. Altman’s 13 years at both Franklin Mutual and Heine Securities Corporation, the former advisor to the Mutual Series family of funds, he served in various capacities, including junior and senior analyst positions, head trader of the bankruptcy and distressed group, senior vice president and senior portfolio manager. Prior to joining Heine Securities full time, Mr. Altman spent the summers of 1985 and 1987 as an analyst assistant at Heine Securities while enrolled at Tulane University.
Daniel Krueger. Mr. Krueger is a Co-Portfolio Manager at Owl Creek (with Owl Creek since January 2002). Prior to joining Owl Creek, Mr. Krueger was an analyst with the distressed debt group at Angelo, Gordon & Co during the summer of 2001 while at Columbia Business School. Mr. Krueger began his career at Chase Securities Inc., where he worked for five years in both the New York and London offices. Mr. Krueger’s most recent position at Chase was as a research analyst on the distressed loan trading desk covering a variety of industries. Prior to that, Mr. Krueger worked at Chase Capital Partners in the Mezzanine Group, making investments in the primary market for subordinated notes with warrants, redeemable preferred stock, and other securities. Before joining Chase Capital Partners, Mr. Krueger worked in the High Yield Finance Group and the Healthcare Group, working on a number of large leveraged finance origination and M&A advisory assignments.
Jeffrey Lee. Mr. Lee is a Co-Portfolio Manager at Owl Creek (with Owl Creek since September 2003). Prior to joining Owl Creek, Mr. Lee spent three years at GSC Partners, a private equity firm focused on control distressed debt, leveraged buyouts, and credit. While at GSC Partners, Mr. Lee evaluated and made investment recommendations for opportunities primarily in distressed debt, with sole industry responsibility for telecom and shared-industry responsibility for automotive suppliers and general industrial. Prior to working at GSC Partners, Mr. Lee founded a rich media content management company, Ikimas, Inc., based in Campbell, CA. Before founding Ikimas, Mr. Lee was a corporate finance analyst at Credit Suisse First Boston’s Technology Group, based in Palo Alto, CA, working primarily on initial public offerings.
Please refer to the SAI for additional information about the funds’ portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of the funds.
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Additional Investment Techniques
In addition to the Principal Investment Strategies and Risks Related to Principal Investment Strategies, each of the funds listed in the chart below may engage in additional investment techniques that present additional risks to a fund as described below. Those additional investment techniques in which a fund is expected to engage as of the date of this prospectus are indicated in the chart below, although other techniques may be utilized from time to time. The information below the chart describes the additional investment techniques and their risks. Many of the additional investment techniques that a fund may use, as well as other investment techniques that are relied upon to a lesser degree, are more fully described in the SAI.

Risks	Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund	Strategic Income Fund
Commodity and Commodity-Linked Instruments	X
Depositary Receipts	X	X	X
Equity Securities				X
Exchange-Traded Funds (“ETFs”)	X	X	X
Foreign Currency Transactions	X	X
Illiquid and Restricted Securities	X	X	X	X
Money Market Instruments	X	X	X
Mortgage-Backed and Asset- Backed Securities		X	X
Municipal Securities	X	X	X
Mutual Fund Investing	X	X	X	X
Preferred Stock	X	X	X
Private Placements	X	X	X
Repurchase Agreements				X
Securities Lending				X
Tax-Exempt Securities	X	X	X
U.S. Government Securities	X	X	X
Variable Rate, Floating Rate and Variable Amount Securities	X	X	X
Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds	X	X	X

In order to determine which investment techniques apply to a fund, please refer to the table above.
Commodity and Commodity-Linked Instruments
Investments by the fund in commodities or commodity-linked instruments may subject the fund’s portfolio to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by overall market movements, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Individual commodity prices can fluctuate widely over short time periods. Commodity investments typically do not have dividends or income and are dependent on price movements to generate returns. Commodity price movements can deviate from equity and fixed income price movements. The means by which the fund seeks exposure to commodities, both directly and indirectly through derivatives, may be limited by the fund’s intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.
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Depositary Receipts
Certain funds may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts) and other similar instruments representing securities of foreign companies. Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investments in securities of foreign issuers.
Equity Securities
Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.
•
  Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
•
  Small and Medium Market Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.
Exchange-Traded Funds (ETFs)
ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses a fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.
Foreign Currency Transactions
Each fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. These transactions are designed to hedge a fund’s exposure to foreign currency risks; however, such investments may not prove successful or may have the effect of limiting gains from favorable market movements.
Illiquid and Restricted Securities
Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.
Money Market Instruments
To meet margin requirements, redemptions or for investment purposes, a fund may hold money market instruments, including full faith and credit obligations of the United States, high quality short-term notes and commercial paper.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a Federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. These two types of securities share
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many of the same risks. The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to a fund.
Early payoffs in the loans underlying such securities may result in a fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, a fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.
Municipal Securities
The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds, and the investment performance of a fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a fund that does not invest in municipal bonds. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity, and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of the fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. A fund may invest in municipal obligations that do not appear to be related, but in fact depend on the financial rating or support of a single government unit, in which case, events that affect one of the obligations will also affect the others and will impact the fund’s portfolio to a greater degree than if the fund’s investments were not so related. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.
Mutual Fund Investing
Through its investments in other mutual funds, a fund is exposed to not only to the risks of the underlying funds’ investments but also to certain additional risks. Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. To the extent that the expense ratio of an underlying fund changes, the weighted average operating expenses borne by the fund may increase or decrease. An underlying fund may change its investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund. If a fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.
Preferred Stock
Preferred stocks may provide a higher dividend rate than the interest yield on debt securities of the same issuer, but are subject to greater risk of fluctuation in market value and greater risk of non-receipt of income. Unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable. Preferred stocks are in many ways like perpetual debt securities, providing a stream of income but without stated maturity date. Because they often lack a fixed maturity or redemption date, preferred stocks are likely to fluctuate substantially in price when interest rates change. Such fluctuations generally are comparable to or exceed those of long-term government or corporate bonds (those with maturities of fifteen to thirty years). Preferred stocks have claims on assets and earnings of the issuer which are subordinate to the claims of all creditors but senior to the claims of common stockholders. A preferred stock rating differs from a bond rating because it applies to an equity issue which is intrinsically different from, and subordinated to, a debt issue. Preferred stock ratings generally represent an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. Preferred stock also may be subject to optional or mandatory redemption provisions, and may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt or common stock.
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Private Placements
A fund may purchase securities which have been privately issued to qualified institutional investors under special rules adopted by the SEC. Such securities may offer higher yields than comparable publicly traded securities. Privately issued securities ordinarily can be sold by a fund only in secondary market transactions to certain qualified investors pursuant to rules established by the SEC or privately negotiated transactions to a limited number of purchasers. Therefore, sales of such securities by a fund may involve significant delays and expense.
Repurchase Agreements
The fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the adviser to be creditworthy. Such agreements subject the fund to the risk of default or insolvency of the counterparty.
Securities Lending
The fund may loan portfolio securities with a value up to one-third of its total assets to increase its investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the respective fund can suffer losses. In addition, there is a risk of delay in receiving additional collateral or in the recovery of the securities, and a risk of loss of rights in the collateral, in the event that the borrower fails financially. There is also a risk that the value of the investment of the collateral could decline, causing a loss to the fund.
Tax-Exempt Securities
The risk that tax-exempt securities may not provide a higher after-tax return than taxable securities.
U.S. Government Securities
Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Variable Rate, Floating Rate and Variable Amount Securities
Variable rate, floating rate, or variable amount securities are generally short-term, unsecured, fluctuating, interest bearing notes of private issuers. The absence of an active secondary market with respect to certain such instruments could make it difficult for the fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that a fund is not entitled to exercise its demand rights, and the fund could, for these or other reasons, suffer a loss with respect to such instruments.
Zero Coupon, Step Coupon, Deferred Coupon and PIK Bonds
A fund may invest in any combination of zero coupon and step coupon bonds and bonds on which interest is payable in kind (“PIK”). The market prices of these bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. Since the fund will not receive cash payments earned on these securities on a current basis, the fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.
The funds may buy other types of securities or employ other portfolio management techniques. Please refer to the SAI for more detailed information about these and other investment techniques of the funds.
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Pricing of Fund Shares
How is the Share Price Determined?
Each fund calculates a share price for each class of its shares. The share price for each class is based on the net assets of the fund and the number of outstanding shares of that class. In general, each fund calculates a share price for each class by:
•
  adding the values of all securities and other assets of the fund;
•
  subtracting liabilities; and
•
  dividing the result by the total number of outstanding shares of that class.
Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Shares of other investment companies are valued at such companies’ net asset values (“NAVs”). Debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other assets, such as accrued interest, accrued dividends and cash are also included in determining a fund’s NAV. As required, some securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
Liabilities: Accrued liabilities for class-specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class-specific (such as management fees) are allocated to each class in proportion to each class’s net assets except where an alternative allocation can be more appropriately made.
Net Asset Value (NAV): The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of the applicable fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class’s NAV per share.
The NAV per share of each class of each fund is determined as of the close of regular trading (normally 4:00 PM eastern time) on days when the New York Stock Exchange (“NYSE”) is open for trading. A fund will not calculate its NAV per share class on days when the NYSE is closed for trading. If a fund holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.
How are securities fair valued?
If market quotations are not readily available or available prices are not reliable, the funds determine a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which a fund needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.
The value of any portfolio security held by a fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an evaluation of the forces which influence the
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market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker- dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.
Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its NAV (generally, the close of regular trading on the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
The value of a security, as determined using the funds’ fair valuation procedures, may not reflect such security’s market value.
At what price are shares purchased?
All investments received by the funds’ authorized agents in good order prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day’s NAV; investments received by the funds’ authorized agent in good order after the close of regular trading on the NYSE will be executed based on the next business day’s NAV. Shares credited to your account from the reinvestment of a fund’s distributions will be in full and fractional shares that are purchased at the closing NAV on the next business day on which the fund’s NAV is calculated following the dividend record date.
Sales Charges
What are the classes and how do they differ?
Currently, each fund offers three classes of shares. Each class of shares has different sales and distribution charges. (See “Fund Fees and Expenses” in each fund’s “Fund Summary” previously in this prospectus.) For certain classes of shares, the funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940, as amended (Rule 12b-1 Fees), that authorize the funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders.
The Rule 12b-1 Fees for each class of each fund are as follows:

Fund	Class A	Class C	Class I
Virtus Alternative Income Solution Fund	0.25%	1.00%	None
Virtus Alternative Inflation Solution Fund	0.25%	1.00%	None
Virtus Alternative Total Solution Fund	0.25%	1.00%	None
Virtus Strategic Income Fund	0.25%	1.00%	None

What arrangement is best for you?
The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees
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are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Your financial representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares if you purchase more than certain breakpoint amounts. You should inform or inquire of your financial representative whether or not you may be entitled to a sales charge discount attributable to your total holdings in a fund or affiliated funds. To determine eligibility for a sales charge discount, you may aggregate all of your accounts (including joint accounts, retirement accounts such as individual retirement accounts (“IRAs”), non-IRAs, etc.) and those of your spouse or domestic partner and minor children. The financial representative may request that you provide an account statement or other holdings information to determine your eligibility for a breakpoint and make certain all involved parties have the necessary data. Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the SAI in the section entitled “How to Buy Shares.” This information is available free of charge, and in a clear and prominent format, at the Individual Investors section of virtus.com. Please be sure that you fully understand these choices before investing. If you or your financial representative require additional assistance, you may also contact Virtus Fund Services by calling toll-free 800-243-1574.
Class A Shares. If you purchase Class A Shares of the Alternative Solutions Funds, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested). If you purchase Class A Shares of Virtus Strategic Income Fund, you will pay a sales charge at time of purchase equal to 3.75% of the offering price (3.90% of the amount invested). The sales charge may be reduced or waived under certain conditions. (See “Initial Sales Charge Alternative – Class A Shares” below.) Generally, Class A Shares are not subject to any charges by the funds when redeemed; however, a contingent deferred sales charge (“CDSC”) may be imposed (i) on certain redemptions within 18 months of a finder’s fee being paid or (ii) on exchanges into Class A of a Virtus money market fund from Class A of a Virtus non-money market fund made within 18 months of a finder’s fee being paid on such Virtus non-money market fund shares. For Virtus fixed income funds, Virtus AlphaSector Rotation Fund and Virtus Disciplined Select Bond Fund the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The 18-month period begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first. Class A Shares have lower distribution and service fees (0.25%) and as a result pay higher dividends than Class C Shares.
Class C Shares. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See “Deferred Sales Charge Alternative – Class C Shares” below.) Class C Shares do not convert to any other class of shares of the fund, so the higher distribution and services fees paid by Class C Shares continue for the life of the account.
Class I Shares. Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser, or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Initial Sales Charge Alternative—Class A Shares
The public offering price of Class A Shares of Virtus non-money market funds is the NAV plus a sales charge that varies depending on the size of your purchase. (See “Class A Shares – Reduced Initial Sales Charges” in the SAI.) Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the funds’ underwriter, VP Distributors, LLC (“VP Distributors” or the “Distributor”).
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Sales Charge you may pay to purchase Class A Shares
Alternative Solutions Funds

	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but under $100,000	4.75	4.99
$100,000 but under $250,000	3.75	3.90
$250,000 but under $500,000	2.75	2.83
$500,000 but under $1,000,000	2.00	2.04
$1,000,000 or more	None	None

Virtus Strategic Income Fund

	Sales Charge as a percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested
Under $50,000	3.75%	3.90%
$50,000 but under $100,000	3.50	3.63
$100,000 but under $250,000	3.25	3.36
$250,000 but under $500,000	2.25	2.30
$500,000 but under $1,000,000	1.75	1.78
$1,000,000 or more	None	None

Contingent Deferred Sales Charge you may pay on Class A Shares
Investors buying Class A Shares on which a finder’s fee has been paid may incur a CDSC if (i) they redeem their shares within 18 months of purchase or (ii) they exchange their shares into Class A of a Virtus money market fund within 18 months of their purchase of Virtus non-money market fund shares. For Virtus fixed income funds, Virtus AlphaSector Rotation Fund and Virtus Disciplined Select Bond Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The 18-month period begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first. The CDSC will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less.
Class A Sales Charge Reductions and Waivers
Investors may reduce or eliminate sales charges applicable to purchases of Class A Shares through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below and are described in greater detail in the SAI.
Combination Purchase Privilege. Your purchase of any class of shares of these funds or any Virtus Mutual Fund (other than any Virtus money market fund), if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. Shares of Virtus money market funds, other than money market fund shares acquired by exchanges from other Virtus funds, are not included for combination purchase privileges. A “person” is defined in this and the following sections as either: (a) any individual, his or her spouse or domestic partner, children and minor grandchildren purchasing shares for his, her or their own account (including an IRA account) including his, her or their own sole proprietorship or trust where any of the above is a named beneficiary; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (d) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.
56Virtus Mutual Funds

Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of these funds or any Virtus Mutual Fund (other than any Virtus money market fund), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and Virtus Mutual Funds. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.
Right of Accumulation. The value of your account(s) in any class of shares of these funds or any Virtus Mutual Fund (other than any Virtus money market fund) if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. Shares of Virtus money market funds, other than money market fund shares acquired by exchanges from other Virtus funds, are not included for purposes of the rights of accumulation. You must provide certain account information to the applicable Virtus Funds or their agents at the time of purchase to exercise this right.
Gifting of Shares. If you make a gift of shares of a Virtus Mutual Fund, upon your request you may combine purchases, if made at the same time, of any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund) at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with the funds’ right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.
Purchase by Associations. Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.
Account Reinstatement Privilege. Subject to the funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you previously paid a sales charge, you may purchase Class A Shares of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more.
Sales at Net Asset Value. In addition to the programs summarized above, the funds may sell their Class A Shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of these funds and/or Virtus Mutual Funds; directors, officers, employees and sales representatives of the adviser, a subadviser or the Distributor and corporate affiliates of the adviser, a subadviser or the Distributor; private clients of an adviser or subadviser to any of the Virtus Mutual Funds; registered representatives and employees of dealers with which the Distributor has sales agreements; and certain qualified employee benefit plans, endowment funds or foundations. Please see the SAI for more information about qualifying for purchases of Class A Shares at NAV.
Deferred Sales Charge Alternative—Class C Shares
Class C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining CDSC at the rates listed below. The sales charge will be multiplied by the then-current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in NAV or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the number of shares owned and time period held, all Class C Shares are considered purchased on the trade date.
Deferred Sales Charge you may pay to sell Class C Shares

Year	1	2+
CDSC	1%	0%

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Compensation to Dealers
Alternative Solutions Funds
Dealers with whom the Distributor has entered into sales agreements receive a discount or commission on Class A Shares as described below.

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%
$50,000 but under $100,000	4.75	4.99	4.25
$100,000 but under $250,000	3.75	3.90	3.25
$250,000 but under $500,000	2.75	2.83	2.25
$500,000 but under $1,000,000	2.00	2.04	1.75
$1,000,000 or more	None	None	None

Virtus Strategic Income Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	3.75%	3.90%	3.25%
$50,000 but under $100,000	3.50	3.63	3.00
$100,000 but under $250,000	3.25	3.36	2.75
$250,000 but under $500,000	2.25	2.30	2.00
$500,000 but under $1,000,000	1.75	1.78	1.50
$1,000,000 or more	None	None	None

With respect to Class C Shares, the Distributor intends to pay investment dealers a sales commission of 1% of the sale price of Class C Shares sold by such dealers. Your broker, dealer or financial advisor may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.
Dealers and other entities that enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of these funds. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the funds through distribution fees, service fees or, in some cases, the Distributor may pay certain fees from its own profits and resources.
Dealers and other entities that enter into special arrangements with the Distributor or the funds’ transfer agent, Virtus Fund Services, LLC (the “Transfer Agent”), may receive compensation from or on behalf of the funds for providing certain recordkeeping and related services to the funds or their shareholders. These fees may also be referred to as shareholder accounting fees, administrative services fees, sub-transfer agent fees or networking fees. They are not for the sale, promotion or marketing of fund shares.
From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. These payments are sometimes referred to as “revenue sharing.” Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. Additionally, for Virtus fixed income funds, Virtus AlphaSector Rotation Fund and Virtus Disciplined Select Bond Fund, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 0.50% of eligible Class A Share purchases from $1,000,000 to $3,000,000 and 0.25% on amounts greater than $3,000,000. For all other Virtus Mutual Funds, the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,001 to $10,000,000, and 0.25% on amounts greater than $10,000,000. Purchases of Class A Shares by an account in the name of a qualified employee benefit plan are eligible for a finder’s fee only if such plan has at least 100 eligible employees. A CDSC may be imposed on certain redemptions of such Class A investments
58Virtus Mutual Funds

within 18 months of purchase. For all Virtus fixed income funds, Virtus AlphaSector Rotation Fund and Virtus Disciplined Select Bond Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. For purposes of determining the applicability of the CDSC, the 18-month period begins on the last day of the month preceding the month in which the purchase was made. The Distributor will also pay broker-dealers a service fee of 0.25% beginning in the thirteenth month following purchase of Class A Shares on which a finder’s fee has been paid. VP Distributors reserves the right to discontinue or alter such fee payment plans at any time.
From its own resources or pursuant to the distribution and shareholder servicing plans, and subject to the dealers’ prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives’ or dealers’ achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A Shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.
The Distributor has also agreed to pay fees to certain distributors for preferred marketing opportunities. These arrangements may be viewed as creating a conflict of interest between these distributors and investors. Investors should make due inquiry of their selling agents to ensure that they are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.
The categories of payments the Distributor and/or the Transfer Agent may make to other parties are not mutually exclusive, and such parties may receive payments under more than one or all categories. These payments could be significant to a party receiving them, creating a conflict of interest for such party in making investment recommendations to investors. Investors should make due inquiry of any party recommending the funds for purchase to ensure that such investors are receiving the requisite point of sale disclosures and suitable recommendations free of any influence by reason of these arrangements.
A document containing information about sales charges, including breakpoint (volume) discounts, is available free of charge on the Internet at virtus.com. In the Individual Investors section, go to the tab “Investors Knowledge Base” and click on the link for Breakpoint (Volume) Discounts.
Your Account
Opening an Account
Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.
The funds have established the following preferred methods of payment for fund shares:
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  Checks drawn on an account in the name of the investor and made payable to Virtus Mutual Funds;
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  Checks drawn on an account in the name of the investor’s company or employer and made payable to Virtus Mutual Funds; or
•
  Wire transfers or Automated Clearing House (ACH) transfers from an account in the name of the investor, or the investor’s company or employer.
Payment in other forms may be accepted at the discretion of the funds; however, the funds generally do not accept such other forms of payment as cash equivalents (such as traveler’s checks, cashier’s checks, money orders or bank drafts), starter checks, credit card convenience checks, or certain third party checks. Please specify the name(s) of the fund or funds in which you would like to invest on the check or transfer instructions.
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accordingly, when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may check the information you provide against publicly available databases, information obtained
Virtus Mutual Funds59

from consumer reporting agencies, other financial institutions or other sources. If, after reasonable effort, we cannot verify your identity, we reserve the right to close the account and redeem the shares at the NAV next calculated after the decision is made by us to close the account.
Step 1.
Your first choice will be the initial amount you intend to invest in each fund.
Minimum initial investments applicable to Class A and Class C Shares:
>
  $100 for individual retirement accounts (“IRAs”), accounts that use the systematic exchange privilege, or accounts that use the Systematic Purchase program. (See Investor Services and Other Information for additional detail.)
>
  There is no initial dollar requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.
>
  $2,500 for all other accounts.
Minimum additional investments applicable to Class A and Class C Shares:
>
  $100 for any account.
>
  There is no minimum additional investment requirement for defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans. There is also no minimum additional investment requirement for reinvesting dividends and capital gains into an existing account.
Minimum initial investments applicable to Class I Shares:
>
  $100,000 for any account for qualified investors. (Call Virtus Fund Services at 800-243-1574 for additional detail.)
>
  There is no minimum additional investment requirement applicable to Class I Shares.
The funds reserve the right to refuse any purchase order for any reason.
Step 2.
Your second choice will be what class of shares to buy. Each share class, except Class I Shares, has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.
Step 3.
Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:
>
  Receive both dividends and capital gain distributions in additional shares;
>
  Receive dividends in additional shares and capital gain distributions in cash;
>
  Receive dividends in cash and capital gain distributions in additional shares; or
>
  Receive both dividends and capital gain distributions in cash.
No interest will be paid on uncashed distribution checks.
60Virtus Mutual Funds

How to Buy Shares

To Open An Account
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
Through the mail	Complete a new account application and send it with a check payable to the funds. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
Through express delivery	Complete a new account application and send it with a check payable to the funds. Send them to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722.
By Federal Funds wire	Call us at 800-243-1574 (press 1, then 0).
By Systematic Purchase	Complete the appropriate section on the application and send it with your initial investment payable to the funds. Mail them to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).

The price at which a purchase is effected is based on the NAV next determined after the receipt of a purchase order in good order by the funds’ Transfer Agent. A purchase order is generally in “good order” if an acceptable form of payment accompanies the purchase order and the order includes the appropriate application(s) and/or other form(s) and any supporting legal documentation required by the Transfer Agent, each in legible form.
Each fund reserves the right to refuse any order that may disrupt the efficient management of the funds.
How to Sell Shares
You have the right to have the funds buy back shares at the NAV next determined after receipt of a redemption request in good order by the fund’s Transfer Agent or an authorized agent. In the case of a Class C Share redemption and certain Class A Share redemptions, you will be subject to the contingent deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed generally is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

To Sell Shares
Through a financial advisor	Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
Through the mail
Send a letter of instruction to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. Be sure to include the registered owner’s name, fund and account number, and number of shares or dollar value you wish to sell.

Through express delivery
Send a letter of instruction to: Virtus Mutual Funds, 4400 Computer Drive, Westborough, MA 01581-1722. Be sure to include the registered owner’s name, fund and account number, and number of shares or dollar value you wish to sell.

By telephone	For sales up to $50,000, requests can be made by calling 800-243-1574.
By telephone exchange	Call us at 800-243-1574 (press 1, then 0).

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Things You Should Know When Selling Shares
You may realize a taxable gain or loss (for federal income tax purposes) if you redeem or exchange shares of the funds. Each fund reserves the right to pay large redemptions “in kind” (i.e., in securities owned by the fund) rather than in cash. Large redemptions are those that exceed $250,000 or 1% of the applicable fund’s net assets, whichever is less, over any 90-day period. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if a redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer “street” accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor.
Redemption requests will not be honored until all required documents, in proper form, have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds’ Transfer Agent at 800-243-1574.
As stated in the applicable account applications, accounts associated with certain types of retirement plans and individual retirement accounts may incur fees payable to the Transfer Agent in the event of redeeming an account in full. Shareholders with questions about this should contact the funds’ Transfer Agent at 800-243-1574.
Redemptions by Mail
➛
  If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act:
Send a clear letter of instructions if both of these apply:
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  The proceeds do not exceed $50,000.
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  The proceeds are payable to the registered owner at the address on record.
Send a clear letter of instructions with a signature guarantee when any of these apply:
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  You are selling more than $50,000 worth of shares.
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  The name or address on the account has changed within the last 30 days.
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  You want the proceeds to go to a different name or address than on the account.
➛
  If you are selling shares held in a corporate or fiduciary account, please contact the funds’ Transfer Agent at 800-243-1574.
The signature guarantee, if required, must be a STAMP 2000 Medallion guarantee made by an eligible guarantor institution as defined by the funds’ Transfer Agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. As of the date of this prospectus, the Transfer Agent’s signature guarantee procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.
Selling Shares by Telephone
The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.
The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.
The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days’ notice to shareholders, except for instances of disruptive trading or market timing; in such cases, the telephone redemption privilege may be suspended immediately, followed by written notice. (See “Disruptive Trading and Market Timing” in this prospectus.)
During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended; however, shareholders would be able to make redemptions through other methods described above.
62Virtus Mutual Funds

Account Policies
Account Reinstatement Privilege
Subject to the funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A Shares on which you previously paid a sales charge, you may purchase Class A Shares of these funds or of any Virtus Mutual Fund at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074. You can call Virtus Mutual Funds at 800-243-1574 for more information.
Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes.
Annual Fee on Small Accounts
To help offset the costs associated with maintaining small accounts, the funds reserve the right to assess an annual $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.
The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.
Redemption of Small Accounts
Due to the high cost of maintaining small accounts, if your redemption activity causes your account balance to fall below $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at NAV, and a check will be mailed to the address of record. Any applicable sales charges will be deducted.
Distributions of Small Amounts
Distributions in amounts less than $10 will automatically be reinvested in additional shares of the applicable fund.
Uncashed Checks
If any correspondence sent by a fund is returned by the postal or other delivery service as “undeliverable,” your dividends or any other distribution may be automatically reinvested in the fund.
If your distribution check is not cashed within six months, the distribution may be reinvested in the fund at the current NAV. You will not receive any interest on uncashed distribution or redemption checks. This provision may not apply to certain retirement or qualified accounts.
Inactive Accounts
As required by the laws of certain states, if no activity occurs in an account within the time period specified by your state law, the assets in your account may be transferred to the state.
Exchange Privileges
You should read the prospectus of the Virtus Mutual Fund(s) into which you want to make an exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor; by calling 800-243-4361; or on the Internet at virtus.com.
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  You may exchange shares of one fund for the same class of shares of another Virtus Mutual Fund (e.g., Class A Shares for Class A Shares). Class C Shares are also exchangeable for Class T Shares of those Virtus Mutual Funds offering them. Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.
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•
  On exchanges into Class A of a Virtus money market fund from Class A of a Virtus non-money market fund made within 18 months of a finder’s fee being paid on such Virtus non-money market fund shares, a 1.00% CDSC may be assessed on exchange proceeds.
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  Exchanges may be made by telephone (800-243-1574) or by mail (Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074).
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  The amount of the exchange must be equal to or greater than the minimum initial investment required, unless the minimum has been waived (as described in the SAI).
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  The exchange of shares of one fund for shares of a different fund is treated as a sale and purchase for federal income tax purposes.
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  In certain circumstances, a fund, the Distributor or the Transfer Agent may enter into an agreement with a financial intermediary to permit exchanges from one class of a fund into another class of the same fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the fund, the Distributor or the Transfer Agent, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the fund, the Distributor or the Transfer Agent and the financial intermediary. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund.
Disruptive Trading and Market Timing
These funds are not suitable for market timers, and market timers are discouraged from becoming investors. Your ability to make exchanges among funds is subject to modification if we determine, in our sole opinion, that your exercise of the exchange privilege may disadvantage or potentially harm the rights or interests of other shareholders.
Frequent purchases, redemptions and exchanges, programmed exchanges, exchanges into and then out of a fund in a short period of time, and exchanges of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”) which can have risks and harmful effects for other shareholders. These risks and harmful effects include:
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  dilution of the interests of long-term investors, if market timers or others exchange into a fund at prices that are below the true value or exchange out of a fund at prices that are higher than the true value;
•
  an adverse effect on portfolio management, as determined by the adviser or subadviser in its sole discretion, such as causing the fund to maintain a higher level of cash than would otherwise be the case, or causing the fund to liquidate investments prematurely; and
•
  reducing returns to long-term shareholders through increased brokerage and administrative expenses.
In order to attempt to protect our shareholders from the potential harmful effects of Disruptive Trading, the funds’ Board of Trustees has adopted market timing policies and procedures designed to discourage Disruptive Trading. The Board of Trustees has adopted these policies and procedures as a preventive measure to protect all shareholders from the potential effects of Disruptive Trading, while also abiding by any rights that shareholders may have to make exchanges and provide reasonable and convenient methods of making exchanges that do not have the potential to harm other shareholders.
Excessive trading activity is measured by the number of roundtrip transactions in an account. A roundtrip transaction is one where a shareholder buys and then sells, or sells and then buys, shares of any fund within 30 days. Shareholders of the funds are limited to one roundtrip transaction within any rolling 30-day period. Roundtrip transactions are counted at the shareholder level. In considering a shareholder’s trading activity, the funds may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in the funds, in other funds within the Virtus Fund complex, in non-Virtus funds or in accounts under common control or ownership. We do not include exchanges made pursuant to the dollar cost averaging or other similar programs when applying our market timing policies. Systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor also will not count towards the roundtrip limits. The funds may permit exchanges that they believe, in the exercise of their judgment, are not disruptive. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.
64Virtus Mutual Funds

Shareholders holding shares for at least 30 days following investment will ordinarily be in compliance with the funds’ policies regarding excessive trading activity. The funds may, however, take action if activity is deemed disruptive even if shares are held longer than 30 days, such as a request for a transaction of an unusually large size. The size of the fund and the size of the requested transaction may be considered when determining whether or not the transaction would be disruptive.
Under our market timing policies, we may modify your exchange privileges for some or all of the funds by not accepting an exchange request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be exchanged into or out of any fund at any one time, or may revoke your right to make Internet, telephone or facsimile exchanges. We may reinstate Internet, telephone and facsimile exchange privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.
The funds currently do not charge exchange or redemption fees, or any other administrative charges on fund exchanges. The funds reserve the right to impose such fees and/or charges in the future.
Orders for the purchase of fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any exchange request into any fund if the purchase of shares in the corresponding fund is not accepted for any reason.
The funds do not have any arrangements with any person, organization or entity to permit frequent purchases and redemptions of fund shares.
We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. The funds reserve the right to reject any purchase or exchange transaction at any time. If we reject a purchase or exchange for any reason, we will notify you of our decision in writing.
The funds cannot guarantee that their policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.
Retirement Plans
Shares of the funds may be used as investments under the following retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and certain 403(b) plans. For more information, call 800-243-4361.
Investor Services and Other Information
Systematic Purchase is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. (Just complete the “Systematic Purchase” section on the application and include a voided check.)
Systematic Exchange allows you to automatically move money from one Virtus Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Virtus Mutual Fund will be exchanged for shares of the same class of another Virtus Mutual Fund at the interval you select. (To sign up, just complete the “Systematic Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.
Telephone Exchange lets you exchange shares of one Virtus Mutual Fund for the same class of shares in another Virtus Mutual Fund, using our customer service telephone number (800-243-1574). (See the “Telephone Exchange” section on the application.) Exchange privileges may not be available for all Virtus Mutual Funds and may be rejected or suspended.
Systematic Withdrawal allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares from your account will be redeemed at the closing NAV on the applicable payment date, with proceeds to be mailed to you or sent through ACH to your bank (at your selection). For payments to be mailed, shares will be redeemed on the 15th of the month so that the payment is made about the 20th of the month. For ACH payments, you may select the day of the month for the payments to be made; if no date is
Virtus Mutual Funds65

specified, the payments will occur on the 15th of the month. The minimum withdrawal is $25, and minimum account balance requirements continue to apply. Shareholders in the program must own Virtus Mutual Fund shares worth at least $5,000.
Disclosure of Fund Portfolio Holdings. A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the SAI.
Tax Status of Distributions
The funds plan to make distributions from net investment income at intervals stated in the table below and to distribute net realized capital gains, if any, at least annually.

Fund	Dividend Paid
Virtus Alternative Income Solution Fund	Quarterly
Virtus Alternative Inflation Solution Fund	Semiannually
Virtus Alternative Total Solution Fund	Semiannually
Virtus Strategic Income Fund	Monthly (Declared Daily)

Distributions of short-term capital gains (gains on securities held for a year or less) and net investment income are taxable to shareholders as ordinary income. Certain distributions of long-term capital gains and certain dividends are taxable at a lower rate than ordinary income. Long-term capital gains, if any, which are distributed to shareholders and which are designated by the funds as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.
Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, whether paid in cash or in additional shares, are subject to federal income tax and may be subject to state, local and other taxes.
The following information is specific to Virtus Alternative Total Solution Fund and Virtus Alternative Inflation Solution Fund. One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code (the “Code”) is that a fund derives at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As such, the funds’ ability to utilize commodity-linked swaps as part of their investment strategies is limited to a maximum of 10 percent of their gross income. However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked structured notes is qualifying income and that income derived from an investment in a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the funds intend to seek to gain exposure to the commodity markets primarily through investments in commodity index-linked structured notes and Virtus Alternative Total Solution Fund intends to gain such exposure through investments in its Subsidiary. In the future, Virtus Alternative Inflation Solution Fund may seek to gain such exposure through investments in a Subsidiary as well. The funds have not obtained their own private letter rulings, as the IRS currently has suspended the issuance of such rulings pending further internal review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the funds to qualify for favorable regulated investment company status under the Code could be jeopardized if the funds were unable to treat their income from the commodity-linked notes and the Subsidiaries as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the funds’ investments in the Subsidiaries may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the funds’ taxable income or any gains and distributions made by the funds.
66Virtus Mutual Funds

c/o Virtus Mutual Funds
P.O. Box 9874
Providence, RI 02940-8074
ADDITIONAL INFORMATION
You can find more information about the funds in the following documents:
Annual and Semiannual Reports
Annual and semiannual reports will contain more information about the funds’ investments. Once available, the annual report will discuss the market conditions and investment strategies that significantly affected the funds’ performance during each fiscal year.
Statement of Additional Information (SAI)
The SAI contains more detailed information about the funds. It is incorporated by reference and is legally part of the prospectus.
To obtain free copies of these documents, you can download copies from the Individual Investors section of our Web site, virtus.com, or you can request copies by calling Virtus Fund Services toll-free at 800-243-1574. You can also call this number to request other information about the funds or to make shareholder inquiries.
Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 202-551-8090. Reports and other information about the funds are available in the EDGAR database on the SEC’s Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.
Virtus Fund Services: 800-243-1574
Daily NAV Information
The daily NAV for each fund may be obtained from the Our Products section of our Web site, virtus.com.
Investment Company Act File No. 811-22906
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